UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2021
Semiannual Report
Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Portfolio Summary
5	Portfolio Manager
6	Investment Portfolio
33	Statement of Assets and Liabilities
33	Statement of Operations
34	Statements of Changes in Net Assets
35	Financial Highlights
37	Notes to Financial Statements
43	Information About Your Fund's Expenses
44	Liquidity Risk Management
44	Proxy Voting
45	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Small Cap Index VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.50% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Cap Index VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,745	$16,172	$14,496	$21,141	$31,316
	Average annual total return	17.45%	61.72%	13.17%	16.15%	12.09%
Russell 2000 Index	Growth of $10,000	$11,754	$16,203	$14,628	$21,429	$32,005
	Average annual total return	17.54%	62.03%	13.52%	16.47%	12.34%
DWS Small Cap Index VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,745	$16,131	$14,373	$20,843	$30,498
	Average annual total return	17.25%	61.31%	12.85%	15.82%	11.80%
Russell 2000 Index	Growth of $10,000	$11,754	$16,203	$14,628	$21,429	$32,005
	Average annual total return	17.54%	62.03%	13.52%	16.47%	12.34%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
DWS Small Cap Index VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	98%	99%
Cash Equivalents	2%	1%
Government & Agency Obligations	0%	0%
Warrants	0%	0%
Corporate Bond	0%	—
Rights	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks, Rights, Warrants and Corporate Bonds)	6/30/21	12/31/20
Health Care	21%	21%
Financials	15%	16%
Industrials	14%	16%
Information Technology	14%	14%
Consumer Discretionary	12%	13%
Real Estate	7%	6%
Energy	4%	2%
Materials	4%	4%
Communication Services	4%	2%
Consumer Staples	3%	3%
Utilities	2%	3%
	100%	100%
Ten Largest Equity Holdings at June 30, 2021 (3.1% of Net Assets)
1 AMC Entertainment Holdings, Inc.	0.8%
Operator of theatrical exhibition business
2 Intellia Therapeutics, Inc.	0.3%
Developer of therapeutics biological tool and genome editing company
3 Arrowhead Pharmaceuticals, Inc.	0.3%
Operates as a biotechnology company
4 Ovintiv, Inc.	0.3%
Producer of natural gas, oil and natural gas liquids
5 Lattice Semiconductor Corp.	0.3%
Manufacturer of high speed programmable logic devices
6 II-VI, Inc.	0.3%
Manufacturer of electro-optical components, infrared missile guidance and nuclear radiation detection
7 Crocs, Inc.	0.2%
Designer of casual lifestyle footwear and accessories
8 Scientific Games Corp.	0.2%
Provider of gaming and lottery services
9 STAAR Surgical Co.	0.2%
Developer and manufactures of high margin visual implants
10 Denali Therapeutics, Inc.	0.2%
Operates as biotechnology Company
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 6.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
4 |	DWS Small Cap Index VIP

Portfolio Manager
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
DWS Small Cap Index VIP	| 5

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 97.9%
Communication Services 3.7%
Diversified Telecommunication Services 0.7%
Anterix, Inc.* (a)	1,751	105,043
ATN International, Inc.	1,608	73,148
Bandwidth, Inc. "A"* (a)	3,515	484,789
Cincinnati Bell, Inc.* (a)	7,454	114,941
Cogent Communications Holdings, Inc.	6,572	505,321
Consolidated Communications Holdings, Inc.*	11,043	97,068
Globalstar, Inc.* (a)	93,348	166,160
IDT Corp. "B"* (a)	3,116	115,167
Iridium Communications, Inc.*	18,381	735,056
Liberty Latin America Ltd. "A"*	6,447	89,355
Liberty Latin America Ltd. "C"*	23,973	338,019
Ooma, Inc.*	3,130	59,032
ORBCOMM, Inc.* (a)	11,600	130,384
Radius Global Infrastructure, Inc. "A"*	6,764	98,078
		3,111,561
Entertainment 1.1%
AMC Entertainment Holdings, Inc. "A"* (a)	62,588	3,547,488
Chicken Soup For The Soul Entertainment Inc.*	1,767	73,154
Cinemark Holdings, Inc.* (a)	16,614	364,677
CuriosityStream, Inc.*	4,003	54,601
Eros STX Global Corp*	49,107	75,134
IMAX Corp.*	7,513	161,530
Liberty Media Corp.-Liberty Braves "A"*	1,542	43,515
Liberty Media Corp.-Liberty Braves "C"*	5,459	151,597
Lions Gate Entertainment Corp. "A"*	8,982	185,927
Lions Gate Entertainment Corp. "B"*	17,687	323,672
LiveXLive Media, Inc.*	7,885	37,217
Madison Square Garden Entertainment Corp.*	2,899	243,429
Marcus Corp.* (a)	3,616	76,695
		5,338,636
Interactive Media & Services 0.5%
Cargurus, Inc.*	14,453	379,102
Cars.com, Inc.* (a)	10,199	146,152
Eventbrite, Inc. "A"* (a)	11,525	218,975
EverQuote, Inc. "A"* (a)	2,904	94,903
fuboTV, Inc.* (a)	20,206	648,815
	Shares	Value ($)
Liberty TripAdvisor Holdings, Inc. "A"*	10,989	44,725
MediaAlpha, Inc. "A"* (a)	3,182	133,962
QuinStreet, Inc.* (a)	7,763	144,236
TrueCar, Inc.* (a)	14,750	83,337
Yelp, Inc.* (a)	11,135	444,955
		2,339,162
Media 1.2%
Advantage Solutions, Inc.* (a)	11,747	126,750
AMC Networks, Inc. "A"* (a)	4,475	298,930
Boston Omaha Corp. "A"*	2,684	85,110
Cardlytics, Inc.* (a)	4,914	623,734
Clear Channel Outdoor Holdings, Inc.*	55,887	147,542
comScore, Inc.*	10,039	50,195
Daily Journal Corp.*	172	58,222
Emerald Holding, Inc.*	4,554	24,546
Entercom Communications Corp.*	18,721	80,688
Entravision Communications Corp. "A"	9,050	60,454
Fluent, Inc.*	6,063	17,765
Gannett Co., Inc.* (a)	21,472	117,881
Gray Television, Inc.	13,171	308,201
Hemisphere Media Group, Inc.*	2,832	33,418
iHeartMedia, Inc. "A"*	17,219	463,708
John Wiley & Sons, Inc. "A"	6,636	399,354
Loral Space & Communications, Inc. (a)	2,038	79,176
Magnite, Inc.*	16,137	546,076
MDC Partners, Inc. "A"*	9,625	56,306
Meredith Corp.* (a)	6,150	267,156
MSG Networks, Inc. "A"* (a)	4,831	70,436
National CineMedia, Inc.	9,195	46,619
Scholastic Corp. (a)	4,464	169,141
Sinclair Broadcast Group, Inc. "A" (a)	7,155	237,689
TechTarget, Inc.* (a)	3,979	308,333
TEGNA, Inc.	34,023	638,271
The E.W. Scripps Co. "A" (a)	8,588	175,109
Thryv Holdings, Inc.*	1,001	35,806
WideOpenWest, Inc.*	8,264	171,147
		5,697,763
Wireless Telecommunication Services 0.2%
Gogo, Inc.* (a)	9,006	102,488
Shenandoah Telecommunications Co.	7,450	361,399
Telephone & Data Systems, Inc.	15,594	353,360

The accompanying notes are an integral part of the financial statements.
6 |	DWS Small Cap Index VIP

	Shares	Value ($)
U.S. Cellular Corp.* (a)	2,389	86,745
		903,992
Consumer Discretionary 11.6%
Auto Components 1.3%
Adient PLC*	14,562	658,202
American Axle & Manufacturing Holdings, Inc.*	17,200	178,020
Cooper-Standard Holdings, Inc.* (a)	2,638	76,502
Dana, Inc. (a)	22,359	531,250
Dorman Products, Inc.* (a)	4,114	426,498
Fox Factory Holding Corp.* (a)	6,491	1,010,389
Gentherm, Inc.*	5,120	363,776
Goodyear Tire & Rubber Co.*	42,490	728,703
LCI Industries	3,820	502,024
Modine Manufacturing Co.* (a)	7,910	131,227
Motorcar Parts of America, Inc.* (a)	2,880	64,627
Patrick Industries, Inc.	3,452	251,996
Standard Motor Products, Inc.	3,189	138,243
Stoneridge, Inc.*	3,879	114,431
Tenneco, Inc. "A"*	10,883	210,260
Visteon Corp.* (a)	4,274	516,898
XL Fleet Corp.* (a)	5,927	49,372
XPEL, Inc.*	2,777	232,907
		6,185,325
Automobiles 0.3%
Arcimoto, Inc.* (a)	4,223	72,593
Canoo, Inc.*	12,270	121,964
Fisker, Inc.* (a)	24,408	470,586
Lordstown Motors Corp. "A"*	17,256	190,851
Winnebago Industries, Inc. (a)	5,008	340,344
Workhorse Group, Inc.* (a)	19,008	315,343
		1,511,681
Distributors 0.1%
Core-Mark Holding Co., Inc.	6,871	309,264
Funko, Inc. "A"* (a)	4,202	89,419
Greenlane Holdings, Inc. "A"*	1,386	6,195
		404,878
Diversified Consumer Services 0.7%
2U, Inc.* (a)	11,022	459,287
Adtalem Global Education, Inc.* (a)	7,603	270,971
American Public Education, Inc.* (a)	2,855	80,911
Carriage Services, Inc. (a)	2,576	95,235
Coursera, Inc.* (a)	1,850	73,186
	Shares	Value ($)
Graham Holdings Co. "B" (a)	595	377,170
Houghton Mifflin Harcourt Co.*	19,528	215,589
Laureate Education, Inc. "A"*	16,244	235,700
OneSpaWorld Holdings Ltd.* (a)	8,077	78,266
Perdoceo Education Corp.*	10,462	128,369
Regis Corp.*	3,677	34,417
StoneMor, Inc.*	4,918	12,885
Strategic Education, Inc. (a)	3,739	284,388
Stride, Inc.*	6,152	197,664
Vivint Smart Home, Inc.* (a)	14,094	186,041
WW International, Inc.*	8,087	292,264
		3,022,343
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*	9,003	106,866
Bally's Corp.* (a)	5,003	270,712
Biglari Holdings, Inc. "B"*	102	16,266
BJ's Restaurants, Inc.* (a)	3,544	174,152
Bloomin' Brands, Inc.* (a)	13,597	369,023
Bluegreen Vacations Holding Corp*	2,414	43,452
Brinker International, Inc.* (a)	6,974	431,342
Carrols Restaurant Group, Inc.*	5,337	32,075
Century Casinos, Inc.* (a)	4,231	56,822
Chuy's Holdings, Inc.* (a)	3,124	116,400
Cracker Barrel Old Country Store, Inc.	3,640	540,394
Dave & Buster's Entertainment, Inc.* (a)	6,633	269,300
Del Taco Restaurants, Inc.	4,606	46,106
Denny's Corp.* (a)	9,363	154,396
Dine Brands Global, Inc.*	2,500	223,125
Drive Shack, Inc.*	12,654	41,885
El Pollo Loco Holdings, Inc.* (a)	3,155	57,705
Esc Diamond Resorts, Inc. (b)	7,043	0
Esports Technologies, Inc.*	474	9,982
Everi Holdings, Inc.* (a)	12,799	319,207
Fiesta Restaurant Group, Inc.*	2,630	35,321
Full House Resorts, Inc.*	4,990	49,601
GAN Ltd.* (a)	6,162	101,303
Golden Entertainment, Inc.*	2,583	115,718
Golden Nugget Online Gaming, Inc.* (a)	4,900	62,524
Hall of Fame Resort & Entertainment Co.*	8,403	33,024
Hilton Grand Vacations, Inc.* (a)	13,094	541,961
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 7

	Shares	Value ($)
International Game Technology PLC*	15,338	367,499
Jack in the Box, Inc. (a)	3,528	393,160
Kura Sushi USA, Inc. "A"*	598	22,730
Lindblad Expeditions Holdings, Inc.*	4,676	74,863
Monarch Casino & Resort, Inc.* (a)	2,034	134,590
Nathan's Famous, Inc.	497	35,446
NEOGAMES SA*	791	48,623
Noodles & Co.* (a)	6,217	77,588
Papa John's International, Inc. (a)	5,079	530,451
PlayAGS, Inc.*	3,774	37,363
RCI Hospitality Holdings, Inc. (a)	1,348	89,238
Red Robin Gourmet Burgers, Inc.* (a)	2,426	80,325
Red Rock Resorts, Inc. "A"* (a)	9,440	401,200
Rush Street Interactive, Inc.* (a)	7,998	98,055
Ruth's Hospitality Group, Inc.*	5,173	119,134
Scientific Games Corp. "A"*	14,780	1,144,563
SeaWorld Entertainment, Inc.*	7,895	394,276
Shake Shack, Inc. "A"*	5,746	614,937
Target Hospitality Corp.*	4,513	16,743
Texas Roadhouse, Inc.	10,732	1,032,418
The Cheesecake Factory, Inc.*	6,632	359,322
The ONE Group Hospitality, Inc.*	2,972	32,751
Wingstop, Inc.	4,584	722,576
		11,046,513
Household Durables 1.8%
Aterian, Inc.*	3,044	44,534
Bassett Furniture Industries, Inc.	1,442	35,113
Beazer Homes U.S.A., Inc.*	4,420	85,262
Casper Sleep, Inc.*	4,361	35,935
Cavco Industries, Inc.* (a)	1,420	315,510
Century Communities, Inc.	4,643	308,945
Ethan Allen Interiors, Inc. (a)	3,631	100,216
Flexsteel Industries, Inc.	1,032	41,682
GoPro, Inc. "A"* (a)	18,788	218,880
Green Brick Partners, Inc.*	4,537	103,171
Hamilton Beach Brands Holding Co. "A"	1,206	26,858
Helen of Troy Ltd.*	3,762	858,187
Hooker Furniture Corp.	1,785	61,832
Hovnanian Enterprises, Inc. "A"* (a)	785	83,438
Installed Building Products, Inc. (a)	3,671	449,184
	Shares	Value ($)
iRobot Corp.*	4,301	401,670
KB Home	13,789	561,488
Landsea Homes Corp.*	1,234	10,329
La-Z-Boy, Inc.	6,964	257,947
Legacy Housing Corp.*	1,436	24,283
LGI Homes, Inc.* (a)	3,406	551,568
Lifetime Brands, Inc.	2,187	32,739
Lovesac Co.*	1,963	156,628
M.D.C. Holdings, Inc.	8,802	445,381
M/I Homes, Inc.*	4,341	254,686
Meritage Homes Corp.*	5,757	541,619
Purple Innovation, Inc.*	7,715	203,753
Skyline Champion Corp.* (a)	8,076	430,451
Sonos, Inc.*	18,472	650,768
Taylor Morrison Home Corp.*	19,311	510,197
Tri Pointe Home, Inc.*	18,091	387,690
Tupperware Brands Corp.* (a)	7,697	182,804
Universal Electronics, Inc.*	1,953	94,720
VOXX International Corp.*	2,409	33,750
Vuzix Corp.*	9,012	165,370
		8,666,588
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc. "A"* (a)	3,967	126,428
CarParts.com, Inc.* (a)	7,281	148,241
Duluth Holdings, Inc. "B"*	1,836	37,913
Groupon, Inc.*	3,528	152,269
Lands' End, Inc.* (a)	2,303	94,538
Liquidity Services, Inc.*	3,862	98,288
Overstock.com, Inc.*	6,605	608,981
PetMed Express, Inc. (a)	3,112	99,117
Porch Group, Inc.*	2,439	47,170
Quotient Technology, Inc.* (a)	13,994	151,275
RealReal, Inc.* (a)	12,086	238,819
Revolve Group, Inc.*	5,515	379,984
Shutterstock, Inc.	3,623	355,670
Stamps.com, Inc.* (a)	2,730	546,792
Stitch Fix, Inc. "A"* (a)	9,078	547,404
		3,632,889
Leisure Products 0.6%
Acushnet Holdings Corp.	5,281	260,881
American Outdoor Brands, Inc.*	2,303	80,927
AMMO, Inc.*	10,139	99,261
Callaway Golf Co. (a)	17,791	600,090
Clarus Corp.	3,712	95,398
Escalade, Inc.	1,389	31,878
Genius Brands International, Inc.*	43,490	80,022
Johnson Outdoors, Inc. "A" (a)	824	99,704
Latham Group, Inc.*	3,555	113,618
The accompanying notes are an integral part of the financial statements.
8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Malibu Boats, Inc. "A"*	3,187	233,703
Marine Products Corp.	1,244	19,207
MasterCraft Boat Holdings, Inc.* (a)	2,878	75,663
Nautilus, Inc.* (a)	4,789	80,695
Smith & Wesson Brands, Inc. (a)	8,183	283,950
Sturm, Ruger & Co., Inc.	2,647	238,177
Vista Outdoor, Inc.*	8,988	415,965
		2,809,139
Multiline Retail 0.3%
Big Lots, Inc.	5,338	352,361
Dillard's, Inc. "A" (a)	966	174,730
Franchise Group, Inc.	4,352	153,495
Macy's, Inc.* (a)	48,289	915,560
		1,596,146
Specialty Retail 2.7%
Aaron's Co., Inc.	5,325	170,347
Abercrombie & Fitch Co. "A"*	9,429	437,789
Academy Sports & Outdoors, Inc.* (a)	9,507	392,069
American Eagle Outfitters, Inc. (a)	23,380	877,451
America's Car-Mart, Inc.*	955	135,343
Arko Corp.*	3,114	28,618
Asbury Automotive Group, Inc.*	2,973	509,483
At Home Group, Inc.*	10,085	371,531
Barnes & Noble Education, Inc.* (a)	5,922	42,698
Bed Bath & Beyond, Inc.*	16,873	561,702
Big 5 Sporting Goods Corp. (a)	3,195	82,048
Blink Charging Co.* (a)	5,606	230,799
Boot Barn Holdings, Inc.*	4,417	371,249
Caleres, Inc. (a)	5,495	149,959
Camping World Holdings, Inc. "A" (a)	6,557	268,771
CarLotz, Inc.*	6,696	36,560
Cato Corp. "A" (a)	3,028	51,082
Chico's FAS, Inc.*	18,718	123,164
Citi Trends, Inc.*	1,358	118,146
Conn's, Inc.* (a)	2,742	69,921
Designer Brands, Inc. "A"*	9,226	152,690
Genesco, Inc.* (a)	2,316	147,483
Group 1 Automotive, Inc.	2,702	417,270
GrowGeneration Corp.* (a)	8,307	399,567
Guess?, Inc. (a)	6,282	165,845
Haverty Furniture Companies, Inc. (a)	2,641	112,929
Hibbett, Inc.* (a)	2,494	223,537
JOANN, Inc.	1,803	28,397
Kirkland's, Inc.*	2,145	49,078
Lazydays Holdings, Inc.*	1,141	25,102
	Shares	Value ($)
Lumber Liquidators Holdings, Inc.*	4,179	88,177
MarineMax, Inc.* (a)	3,229	157,381
Monro, Inc. (a)	5,105	324,219
Murphy USA, Inc.	3,874	516,675
National Vision Holdings, Inc.*	12,554	641,886
ODP Corp.*	7,527	361,371
OneWater Marine, Inc. "A"	1,661	69,812
Party City Holdco, Inc.*	16,985	158,470
Rent-A-Center, Inc.	10,135	537,864
Sally Beauty Holdings, Inc.* (a)	17,320	382,252
Shift Technologies, Inc.* (a)	9,544	81,888
Shoe Carnival, Inc. (a)	1,300	93,067
Signet Jewelers Ltd.* (a)	8,014	647,451
Sleep Number Corp.* (a)	3,678	404,396
Sonic Automotive, Inc. "A" (a)	3,368	150,684
Sportsman's Warehouse Holdings, Inc.*	6,878	122,222
The Buckle, Inc. (a)	4,680	232,830
The Children's Place, Inc.* (a)	2,164	201,382
The Container Store Group, Inc.* (a)	5,172	67,443
Tilly's, Inc. "A"	3,218	51,424
TravelCenters of America, Inc.*	1,914	55,965
Urban Outfitters, Inc.*	10,543	434,582
Winmark Corp.	544	104,492
Zumiez, Inc.* (a)	3,369	165,047
		12,801,608
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.*	9,927	1,156,694
Fossil Group, Inc.* (a)	7,423	106,000
G-III Apparel Group Ltd.*	6,769	222,429
Kontoor Brands, Inc.	7,975	449,870
Movado Group, Inc.	2,398	75,465
Oxford Industries, Inc. (a)	2,482	245,321
PLBY Group, Inc.*	1,656	64,402
Rocky Brands, Inc.	982	54,599
Steven Madden Ltd.	12,634	552,864
Superior Group of Company, Inc.	1,660	39,691
Unifi, Inc.* (a)	1,884	45,894
Vera Bradley, Inc.*	3,992	49,461
Wolverine World Wide, Inc.	12,528	421,442
		3,484,132
Consumer Staples 3.1%
Beverages 0.3%
Celsius Holdings, Inc.*	6,987	531,641
Coca-Cola Consolidated, Inc. (a)	724	291,142
MGP Ingredients, Inc. (a)	2,202	148,943
National Beverage Corp. (a)	3,521	166,297
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 9

	Shares	Value ($)
NewAge, Inc.*	20,525	45,771
Primo Water Corp.	24,210	405,033
The Duckhorn Portfolio, Inc.*	3,138	69,224
		1,658,051
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc.* (a)	21,067	1,002,368
HF Foods Group, Inc.*	5,299	28,032
Ingles Markets, Inc. "A" (a)	2,091	121,843
MedAvail Holdings, Inc.*	1,808	22,148
Natural Grocers by Vitamin Cottage, Inc.	1,516	16,282
Performance Food Group Co.*	20,277	983,232
PriceSmart, Inc.	3,547	322,812
Rite Aid Corp.* (a)	8,323	135,665
SpartanNash Co.	5,715	110,357
Sprouts Farmers Market, Inc.*	18,263	453,835
The Andersons, Inc.	4,695	143,338
The Chefs' Warehouse, Inc.* (a)	4,817	153,325
United Natural Foods, Inc.* (a)	8,579	317,251
Village Super Market, Inc. "A"	1,112	26,143
Weis Markets, Inc. (a)	2,548	131,630
		3,968,261
Food Products 1.0%
AppHarvest, Inc.*	7,366	117,856
B&G Foods, Inc. (a)	9,862	323,474
Calavo Growers, Inc.	2,600	164,892
Cal-Maine Foods, Inc. (a)	5,501	199,191
Fresh Del Monte Produce, Inc.	5,166	169,858
Hostess Brands, Inc.* (a)	20,413	330,486
J & J Snack Foods Corp. (a)	2,269	395,736
John B. Sanfilippo & Son, Inc.	1,320	116,912
Laird Superfood, Inc.*	947	28,287
Lancaster Colony Corp. (a)	2,919	564,856
Landec Corp.*	3,778	42,503
Limoneira Co.	2,398	42,085
Mission Produce, Inc.* (a)	5,709	118,233
Sanderson Farms, Inc.	3,123	587,030
Seneca Foods Corp. "A"*	1,003	51,233
Simply Good Foods Co.*	13,085	477,733
Tattooed Chef, Inc.* (a)	7,188	154,183
Tootsie Roll Industries, Inc. (a)	2,252	76,365
TreeHouse Foods, Inc.*	7,999	356,116
Utz Brands, Inc.	9,060	197,417
Vital Farms, Inc.* (a)	3,928	78,403
Whole Earth Brands, Inc.*	5,755	83,448
		4,676,297
	Shares	Value ($)
Household Products 0.3%
Central Garden & Pet Co.* (a)	1,483	78,495
Central Garden & Pet Co. "A"* (a)	6,167	297,866
Energizer Holdings, Inc.	10,477	450,301
Oil-Dri Corp. of America	876	29,942
WD-40 Co. (a)	2,100	538,209
		1,394,813
Personal Products 0.5%
BellRing Brands, Inc. "A"*	6,123	191,895
Edgewell Personal Care Co. (a)	8,355	366,785
elf Beauty, Inc.* (a)	6,984	189,546
Inter Parfums, Inc. (a)	2,805	201,960
Medifast, Inc.	1,781	503,987
Nature's Sunshine Products, Inc.	1,954	33,941
Nu Skin Enterprises, Inc. "A"	7,640	432,806
Revlon, Inc. "A"*	1,271	16,320
The Beauty Health Co.*	7,136	119,885
The Honest Co., Inc.* (a)	3,822	61,878
USANA Health Sciences, Inc.* (a)	1,952	199,943
Veru, Inc.* (a)	10,144	81,862
		2,400,808
Tobacco 0.2%
22nd Century Group, Inc.* (a)	23,177	107,310
Turning Point Brands, Inc.	2,242	102,616
Universal Corp. (a)	3,755	213,923
Vector Group Ltd. (a)	21,738	307,375
		731,224
Energy 4.2%
Energy Equipment & Services 0.9%
Archrock, Inc. (a)	20,442	182,138
Aspen Aerogels, Inc.* (a)	3,271	97,868
Bristow Group, Inc.*	1,144	29,298
Cactus, Inc. "A" (a)	8,414	308,962
ChampionX Corp.* (a)	31,177	799,690
DMC Global, Inc.* (a)	2,865	161,042
Dril-Quip, Inc.* (a)	5,357	181,227
Frank's International NV* (a)	24,503	74,244
FTS International, Inc. "A"*	1,373	38,842
Helix Energy Solutions Group, Inc.*	22,524	128,612
Helmerich & Payne, Inc.	16,249	530,205
Liberty Oilfield Services, Inc. "A"*	13,431	190,183
Nabors Industries Ltd.*	1,047	119,609
National Energy Services Reunited Corp.* (a)	4,622	65,863
Newpark Resources, Inc.*	13,210	45,707
The accompanying notes are an integral part of the financial statements.
10 |	DWS Small Cap Index VIP

	Shares	Value ($)
NexTier Oilfield Solutions, Inc.*	25,809	122,851
Oceaneering International, Inc.*	15,341	238,859
Oil States International, Inc.* (a)	9,159	71,898
Patterson-UTI Energy, Inc. (a)	28,601	284,294
ProPetro Holding Corp.*	12,735	116,653
RPC, Inc.*	10,769	53,307
Select Energy Services, Inc. "A"*	8,541	51,588
Solaris Oilfield Infrastructure, Inc. "A"	4,525	44,073
TETRA Technologies, Inc.* (a)	18,938	82,191
Tidewater, Inc.*	6,541	78,819
U.S. Silica Holdings, Inc.*	11,041	127,634
		4,225,657
Oil, Gas & Consumable Fuels 3.3%
Aemetis, Inc.*	3,533	39,464
Alto Ingredients, Inc.*	10,918	66,709
Altus Midstream Co. "A"	497	33,553
Antero Resources Corp.* (a)	43,967	660,824
Arch Resources, Inc.* (a)	2,241	127,692
Berry Corp. (a)	10,275	69,048
Bonanza Creek Energy, Inc. (a)	4,740	223,112
Brigham Minerals, Inc. "A" (a)	6,855	145,943
California Resources Corp.*	12,918	389,349
Callon Petroleum Co.*	6,133	353,813
Centennial Resource Development, Inc. "A"* (a)	27,810	188,552
Centrus Energy Corp. "A"*	1,450	36,801
Chesapeake Energy Corp.	15,179	788,094
Clean Energy Fuels Corp.*	21,693	220,184
CNX Resources Corp.* (a)	33,618	459,222
Comstock Resources, Inc.* (a)	14,081	93,920
CONSOL Energy, Inc.*	5,268	97,300
Contango Oil & Gas Co.* (a)	22,542	97,381
CVR Energy, Inc. (a)	4,770	85,669
Delek U.S. Holdings, Inc.	10,070	217,713
Denbury, Inc.*	7,752	595,199
DHT Holdings, Inc. (a)	22,264	144,493
Diamond S Shipping, Inc.*	5,231	52,101
Dorian LPG Ltd.*	4,570	64,528
Earthstone Energy, Inc. "A"*	3,555	39,354
Energy Fuels, Inc.* (a)	22,356	135,254
Equitrans Midstream Corp.	62,859	534,930
Extraction Oil & Gas, Inc.*	2,401	131,839
Falcon Minerals Corp.	6,307	32,040
Frontline Ltd. (a)	17,813	160,317
	Shares	Value ($)
Gevo, Inc.* (a)	29,928	217,577
Golar LNG Ltd.* (a)	15,740	208,555
Green Plains, Inc.* (a)	6,577	221,119
HighPeak Energy, Inc.*	1,035	10,588
International Seaways, Inc. (a)	3,702	71,004
Kosmos Energy Ltd.*	62,131	214,973
Laredo Petroleum, Inc.*	1,935	179,549
Magnolia Oil & Gas Corp. "A"*	21,381	334,185
Matador Resources Co. (a)	17,011	612,566
Meta Materials, Inc.*	9,452	70,792
Murphy Oil Corp.	22,526	524,405
Nordic American Tankers Ltd. (a)	23,205	76,112
Northern Oil and Gas, Inc.	7,352	152,701
Oasis Petroleum, Inc.	3,102	311,906
Ovintiv, Inc.	40,283	1,267,706
Par Pacific Holdings, Inc.*	6,929	116,546
PBF Energy, Inc. "A"*	14,796	226,379
PDC Energy, Inc.	15,270	699,213
Peabody Energy Corp.* (a)	11,159	88,491
Penn Virginia Corp.*	2,310	54,539
Range Resources Corp.* (a)	36,736	615,695
Renewable Energy Group, Inc.*	6,935	432,328
REX American Resources Corp.* (a)	859	77,465
Riley Exploration Permian, Inc.	352	10,201
Scorpio Tankers, Inc. (a)	7,493	165,221
SFL Corp. Ltd.	16,334	124,955
SM Energy Co.	17,917	441,296
Southwestern Energy Co.* (a)	104,042	589,918
Talos Energy, Inc.*	5,678	88,804
Teekay Corp.*	10,677	39,718
Teekay Tankers Ltd. "A"* (a)	3,658	52,748
Tellurian, Inc.* (a)	48,693	226,422
Uranium Energy Corp.* (a)	33,838	90,009
Ur-Energy, Inc.*	27,710	38,794
Vine Energy, Inc. "A"*	3,182	49,607
W&T Offshore, Inc.*	13,889	67,362
Whiting Petroleum Corp.*	6,055	330,300
World Fuel Services Corp.	9,551	303,053
		15,687,200
Financials 14.5%
Banks 7.6%
1st Source Corp.	2,629	122,143
Allegiance Bancshares, Inc.	2,840	109,170
Altabancorp.	2,774	120,142
Amalgamated Financial Corp.	1,860	29,072
Amerant Bancorp, Inc.* (a)	3,132	66,962
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 11

	Shares	Value ($)
American National Bankshares, Inc.	1,579	49,091
Ameris Bancorp.	10,211	516,983
Arrow Financial Corp.	1,933	69,491
Associated Banc-Corp	23,416	479,560
Atlantic Capital Bancshares, Inc.* (a)	2,911	74,114
Atlantic Union Bankshares Corp.	12,135	439,530
Banc of California, Inc. (a)	7,191	126,130
BancFirst Corp.	2,639	164,753
BancorpSouth Bank	15,557	440,730
Bank First Corp. (a)	968	67,537
Bank of Marin Bancorp.	2,055	65,555
Bank of NT Butterfield & Son Ltd.	7,679	272,221
BankUnited, Inc.	14,316	611,150
Banner Corp.	5,368	290,999
Bar Harbor Bankshares	2,246	64,281
Berkshire Hills Bancorp., Inc.	7,854	215,278
Blue Ridge Bankshares, Inc. (a)	2,701	47,322
Boston Private Financial Holdings, Inc.	12,482	184,109
Brookline Bancorp., Inc. (a)	11,891	177,770
Bryn Mawr Bank Corp. (a)	3,112	131,295
Business First Bancshares, Inc. (a)	3,086	70,824
Byline Bancorp., Inc. (a)	3,729	84,387
Cadence BanCorp.	18,913	394,903
Cambridge Bancorp. (a)	1,049	87,057
Camden National Corp.	2,310	110,326
Capital Bancorp., Inc*	1,139	23,293
Capital City Bank Group, Inc.	1,984	51,167
Capstar Financial Holdings, Inc. (a)	3,154	64,657
Carter Bankshares, Inc.*	4,127	51,629
Cathay General Bancorp.	11,829	465,589
CBTX, Inc.	2,740	74,829
Central Pacific Financial Corp.	4,254	110,859
Century Bancorp., Inc. "A"	454	51,756
CIT Group, Inc.	15,259	787,212
Citizens & Northern Corp.	2,252	55,174
City Holding Co.	2,357	177,341
Civista Bancshares, Inc.	2,320	51,272
CNB Financial Corp.	2,633	60,085
Coastal Financial Corp.*	1,361	38,870
Columbia Banking System, Inc. (a)	11,078	427,168
Community Bank System, Inc.	8,233	622,826
Community Trust Bancorp., Inc.	2,422	97,800
ConnectOne Bancorp., Inc.	5,585	146,159
	Shares	Value ($)
CrossFirst Bankshares, Inc.* (a)	7,492	103,015
Customers Bancorp., Inc.*	4,574	178,340
CVB Financial Corp.	19,900	409,741
Dime Community Bancshares, Inc.	5,409	181,851
Eagle Bancorp., Inc.	4,889	274,175
Eastern Bankshares, Inc.	26,608	547,327
Enterprise Bancorp., Inc.	1,527	50,009
Enterprise Financial Services Corp. (a)	4,464	207,085
Equity Bancshares, Inc. "A"*	2,118	64,578
Farmers National Banc Corp.	3,761	58,333
FB Financial Corp. (a)	5,112	190,780
Fidelity D&D Bancorp, Inc.	606	32,785
Financial Institutions, Inc. (a)	2,266	67,980
First BanCorp. (a)	33,136	394,981
First BanCorp. - North Carolina (a)	4,221	172,681
First Bancorp., Inc.	1,499	44,146
First Bancshares, Inc. (a)	2,996	112,140
First Bank	2,061	27,906
First Busey Corp.	7,787	192,027
First Choice Bancorp.	1,458	44,396
First Commonwealth Financial Corp.	14,640	205,985
First Community Bancshares, Inc. (a)	2,637	78,714
First Financial Bancorp. (a)	14,875	351,496
First Financial Bankshares, Inc. (a)	19,951	980,193
First Financial Corp.	1,803	73,598
First Foundation, Inc. (a)	6,271	141,160
First Internet Bancorp.	1,408	43,620
First Interstate BancSystem, Inc. "A" (a)	6,185	258,719
First Merchants Corp. (a)	8,339	347,486
First Mid-Illinois Bancshares, Inc. (a)	2,576	104,354
First Midwest Bancorp., Inc.	17,598	348,968
First of Long Island Corp. (a)	3,509	74,496
Five Star Bancorp.*	828	19,996
Flushing Financial Corp.	4,317	92,513
Fulton Financial Corp.	24,559	387,541
German American Bancorp., Inc.	3,720	138,384
Glacier Bancorp., Inc. (a)	14,725	811,053
Great Southern Bancorp., Inc.	1,572	84,731
Great Western Bancorp., Inc.	8,531	279,731
Guaranty Bancshares, Inc.	1,115	37,988
Hancock Whitney Corp.	13,302	591,141
Hanmi Financial Corp.	4,922	93,813
The accompanying notes are an integral part of the financial statements.
12 |	DWS Small Cap Index VIP

	Shares	Value ($)
HarborOne Bancorp, Inc. (a)	7,619	109,256
Hawthorn Bancshares, Inc.	39	898
HBT Financial, Inc.	1,633	28,431
Heartland Financial U.S.A., Inc. (a)	6,238	293,124
Heritage Commerce Corp. (a)	9,092	101,194
Heritage Financial Corp. (a)	5,418	135,558
Hilltop Holdings, Inc. (a)	9,936	361,670
Home Bancshares, Inc. (a)	23,437	578,425
HomeTrust Bancshares, Inc.	2,310	64,449
Hope Bancorp., Inc.	18,325	259,848
Horizon Bancorp, Inc.	6,756	117,757
Howard Bancorp., Inc.*	1,839	29,663
Independent Bank Corp. (a)	5,074	383,087
Independent Bank Corp./Michigan (a)	3,251	70,579
Independent Bank Group, Inc. (a)	5,788	428,196
International Bancshares Corp.	8,276	355,371
Investors Bancorp., Inc. (a)	35,261	502,822
Lakeland Bancorp., Inc.	7,752	135,505
Lakeland Financial Corp.	3,679	226,774
Live Oak Bancshares, Inc. (a)	4,842	285,678
Macatawa Bank Corp.	4,472	39,130
Mercantile Bank Corp.	2,444	73,809
Metrocity Bankshares, Inc.	3,075	53,843
Metropolitan Bank Holding Corp.* (a)	1,137	68,470
Mid Penn Bancorp, Inc.	1,538	42,218
Midland States Bancorp., Inc. (a)	3,289	86,402
MidWestOne Financial Group, Inc.	2,243	64,531
MVB Financial Corp. (a)	1,471	62,753
National Bank Holdings Corp. "A"	4,512	170,283
NBT Bancorp., Inc.	6,526	234,740
Nicolet Bankshares, Inc.* (a)	1,338	94,115
Northrim BanCorp., Inc.	890	38,048
OceanFirst Financial Corp.	9,047	188,539
OFG Bancorp.	7,707	170,479
Old National Bancorp. (a)	25,537	449,707
Old Second Bancorp., Inc.	4,268	52,923
Origin Bancorp, Inc. (a)	3,436	145,893
Orrstown Financial Services, Inc.	1,832	42,264
Pacific Premier Bancorp., Inc.	14,405	609,187
Park National Corp. (a)	2,187	256,798
Peapack-Gladstone Financial Corp. (a)	2,903	90,196
Peoples Bancorp., Inc. (a)	2,678	79,322
	Shares	Value ($)
Peoples Financial Services Corp.	1,001	42,643
Preferred Bank (a)	2,076	131,349
Premier Financial Bancorp., Inc.	1,693	28,527
Primis Financial Corp.	4,004	61,101
QCR Holdings, Inc. (a)	2,337	112,386
RBB Bancorp. (a)	2,025	49,046
Red River Bancshares, Inc.	726	36,670
Reliant Bancorp., Inc. (a)	2,494	69,159
Renasant Corp.	8,524	340,960
Republic Bancorp., Inc. "A" (a)	1,528	70,487
Republic First Bancorp., Inc.*	7,485	29,865
S&T Bancorp., Inc.	5,917	185,202
Sandy Spring Bancorp., Inc.	7,154	315,706
Seacoast Banking Corp. of Florida	8,358	285,426
ServisFirst Bancshares, Inc. (a)	7,671	521,475
Sierra Bancorp. (a)	2,103	53,521
Silvergate Capital Corp. "A"*	3,517	398,546
Simmons First National Corp. "A"	16,528	484,932
SmartFinancial, Inc.	1,986	47,684
South Plains Financial, Inc.	1,510	34,926
South State Corp. (a)	10,893	890,612
Southern First Bancshares, Inc.*	1,055	53,974
Southside Bancshares, Inc.	4,831	184,689
Spirit of Texas Bancshares, Inc.	1,968	44,949
Stock Yards Bancorp., Inc.	3,081	156,792
Summit Financial Group, Inc.	1,854	40,807
Texas Capital Bancshares, Inc.*	7,793	494,778
The Bancorp, Inc.*	7,905	181,894
Tompkins Financial Corp. (a)	2,253	174,743
TowneBank	10,393	316,155
TriCo Bancshares	4,279	182,200
TriState Capital Holdings, Inc.*	4,412	89,961
Triumph Bancorp., Inc.*	3,655	271,384
Trustmark Corp. (a)	9,745	300,146
UMB Financial Corp.	6,730	626,294
United Bankshares, Inc. (a)	19,221	701,566
United Community Banks, Inc.	13,399	428,902
Univest Financial Corp.	4,557	120,168
Valley National Bancorp.	61,657	828,054
Veritex Holdings, Inc.	7,325	259,378
Washington Trust Bancorp., Inc.	2,543	130,583
WesBanco, Inc.	10,076	359,008
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 13

	Shares	Value ($)
West BanCorp, Inc.	2,316	64,269
Westamerica BanCorp. (a)	4,014	232,932
		35,956,311
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. "A" (a)	9,004	457,583
AssetMark Financial Holdings, Inc.*	2,837	71,095
Associated Capital Group, Inc. "A"	276	10,725
B. Riley Financial, Inc.	3,005	226,877
BGC Partners, Inc. "A"	51,486	291,926
Blucora, Inc.*	7,634	132,145
Brightsphere Investment Group, Inc.	8,890	208,293
Cohen & Steers, Inc. (a)	3,788	310,957
Cowen, Inc. "A"	4,010	164,610
Diamond Hill Investment Group, Inc. (a)	476	79,640
Donnelley Financial Solutions, Inc.*	4,393	144,969
Federated Hermes, Inc. (a)	14,540	493,051
Focus Financial Partners, Inc. "A"* (a)	7,934	384,799
GAMCO Investors, Inc. "A"	957	24,021
GCM Grosvenor, Inc. "A"	4,987	51,965
Greenhill & Co., Inc.	2,454	38,184
Hamilton Lane, Inc. "A" (a)	5,272	480,385
Houlihan Lokey, Inc. (a)	7,971	651,948
Moelis & Co. "A" (a)	9,385	533,913
Open Lending Corp. "A"*	16,023	690,431
Oppenheimer Holdings, Inc. "A"	1,444	73,413
Piper Sandler Companies (a)	2,716	351,885
PJT Partners, Inc. "A"	3,745	267,318
Pzena Investment Management, Inc. "A"	2,173	23,925
Sculptor Capital Management, Inc.	3,497	85,991
StepStone Group, Inc. "A"	5,720	196,768
StoneX Group, Inc.*	2,514	152,524
Value Line, Inc.	187	5,797
Virtus Investment Partners, Inc.	1,119	310,825
WisdomTree Investments, Inc. (a)	20,907	129,623
		7,045,586
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	764	30,331
Curo Group Holdings Corp.	3,151	53,567
Encore Capital Group, Inc.* (a)	4,750	225,102
Enova International, Inc.* (a)	5,574	190,687
EZCORP, Inc. "A"*	8,138	49,072
FirstCash, Inc.	6,187	472,934
	Shares	Value ($)
Green Dot Corp. "A"*	8,255	386,747
LendingClub Corp.*	14,824	268,759
LendingTree, Inc.* (a)	1,786	378,418
Navient Corp.	27,103	523,901
Nelnet, Inc. "A"	2,611	196,425
Oportun Financial Corp.*	3,124	62,574
PRA Group, Inc.*	6,976	268,367
PROG Holdings, Inc.	10,317	496,557
Regional Management Corp. (a)	1,265	58,873
World Acceptance Corp.* (a)	699	112,008
		3,774,322
Diversified Financial Services 0.1%
Alerus Financial Corp.	2,359	68,435
A-Mark Precious Metals, Inc.	1,346	62,589
Banco Latinoamericano de Comercio Exterior SA "E"	4,821	74,099
Cannae Holdings, Inc.*	13,374	453,512
Marlin Business Services Corp.	1,215	27,653
		686,288
Insurance 1.8%
Ambac Financial Group, Inc.*	7,245	113,457
American Equity Investment Life Holding Co.	13,128	424,297
American National Group, Inc.	1,148	170,535
AMERISAFE, Inc.	2,944	175,727
Argo Group International Holdings Ltd.	4,885	253,190
BRP Group, Inc. "A"* (a)	7,141	190,308
Citizens, Inc.* (a)	7,521	39,786
CNO Financial Group, Inc.	20,216	477,502
Crawford & Co. "A"	2,763	25,060
Donegal Group, Inc. "A"	2,546	37,095
eHealth, Inc.*	3,751	219,058
Employers Holdings, Inc.	4,341	185,795
Enstar Group Ltd.* (a)	2,114	505,077
Genworth Financial, Inc. "A"*	77,945	303,986
Goosehead Insurance, Inc. "A"	2,721	346,383
Greenlight Capital Re Ltd. "A"*	3,838	35,041
HCI Group, Inc. (a)	869	86,405
Heritage Insurance Holdings, Inc.	3,614	31,008
Horace Mann Educators Corp. (a)	6,292	235,447
Independence Holding Co.	589	27,282
Investors Title Co.	183	31,957
James River Group Holdings Ltd.	5,512	206,810
The accompanying notes are an integral part of the financial statements.
14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Kinsale Capital Group, Inc. (a)	3,304	544,400
Maiden Holdings, Ltd.*	10,666	35,944
MBIA, Inc.* (a)	7,025	77,275
MetroMile, Inc.*	5,670	51,881
National Western Life Group, Inc. "A" (a)	401	89,980
NI Holdings, Inc.*	1,077	20,474
Palomar Holdings, Inc.*	3,776	284,937
ProAssurance Corp. (a)	8,202	186,596
ProSight Global, Inc.*	1,658	21,156
RLI Corp. (a)	6,148	643,019
Safety Insurance Group, Inc.	2,166	169,554
Selective Insurance Group, Inc.	9,139	741,630
Selectquote, Inc.* (a)	20,449	393,848
SiriusPoint Ltd.*	13,573	136,680
State Auto Financial Corp.	2,693	46,104
Stewart Information Services Corp.	4,165	236,114
Tiptree, Inc.	3,292	30,616
Trean Insurance Group, Inc.*	2,703	40,761
Trupanion, Inc.*	5,868	675,407
United Fire Group, Inc.	3,279	90,927
United Insurance Holdings Corp.	3,590	20,463
Universal Insurance Holdings, Inc. (a)	4,357	60,475
Watford Holdings Ltd.*	2,809	98,287
		8,817,734
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.	1,108	22,880
Apollo Commercial Real Estate Finance, Inc.	21,512	343,116
Arbor Realty Trust, Inc. (a)	19,529	348,007
Ares Commercial Real Estate Corp.	5,755	84,541
ARMOUR Residential REIT, Inc. (a)	11,083	126,568
Blackstone Mortgage Trust, Inc. "A"	21,232	677,088
BrightSpire Capital, Inc. (a)	13,242	124,475
Broadmark Realty Capital, Inc.	19,670	208,305
Capstead Mortgage Corp.	14,921	91,615
Chimera Investment Corp.	35,364	532,582
Dynex Capital, Inc.	4,734	88,336
Ellington Financial, Inc.	6,493	124,341
Granite Point Mortgage Trust, Inc.	8,706	128,413
Great Ajax Corp.	3,611	46,871
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	11,794	662,233
	Shares	Value ($)
Invesco Mortgage Capital, Inc. (a)	38,689	150,887
KKR Real Estate Finance Trust, Inc.	4,955	107,177
Ladder Capital Corp.	17,849	205,977
MFA Financial, Inc.	67,978	312,019
New York Mortgage Trust, Inc.	58,223	260,257
Orchid Island Capital, Inc. (a)	14,096	73,158
PennyMac Mortgage Investment Trust	15,045	316,848
Ready Capital Corp. (a)	8,670	137,593
Redwood Trust, Inc.	17,128	206,735
TPG RE Finance Trust, Inc.	9,450	127,103
Two Harbors Investment Corp. (a)	42,042	317,838
		5,824,963
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.* (a)	8,769	406,794
Bridgewater Bancshares, Inc.*	3,349	54,086
Capitol Federal Financial, Inc.	20,080	236,542
Columbia Financial, Inc.* (a)	6,170	106,247
Essent Group Ltd.	17,017	764,914
Federal Agricultural Mortgage Corp. "C"	1,360	134,504
Finance of America Companies, Inc. "A"*	5,059	38,600
Flagstar Bancorp., Inc.	8,023	339,132
FS Bancorp, Inc.	624	44,473
Hingham Institution For Savings	237	68,849
Home Bancorp., Inc.	1,080	41,159
Home Point Capital, Inc.*	1,180	6,997
HomeStreet, Inc.	3,121	127,150
Kearny Financial Corp.	11,127	132,968
Luther Burbank Corp.	2,316	27,468
Merchants Bancorp.	1,610	63,176
Meridian Bancorp., Inc.	7,403	151,465
Meta Financial Group, Inc.	4,813	243,682
Mr Cooper Group, Inc.* (a)	10,887	359,924
NMI Holdings, Inc. "A"* (a)	12,789	287,497
Northfield Bancorp., Inc.	6,945	113,898
Northwest Bancshares, Inc.	18,898	257,769
Ocwen Financial Corp.*	1,261	39,066
PCSB Financial Corp.	2,106	38,266
PennyMac Financial Services, Inc.	5,427	334,954
Pioneer Bancorp., Inc.*	1,979	23,788
Premier Financial Corp. (a)	5,607	159,295
Provident Bancorp, Inc.	2,529	41,248
Provident Financial Services, Inc.	11,837	270,949
Radian Group, Inc.	29,569	657,910
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Southern Missouri Bancorp., Inc.	1,107	49,771
TrustCo Bank Corp. NY (a)	3,010	103,484
Velocity Financial, Inc.*	1,318	16,462
Walker & Dunlop, Inc.	4,451	464,595
Washington Federal, Inc.	11,147	354,252
Waterstone Financial, Inc.	3,353	65,920
WSFS Financial Corp.	7,226	336,659
		6,963,913
Health Care 20.7%
Biotechnology 10.0%
4D Molecular Therapeutics, Inc.*	1,696	40,840
89bio, Inc.*	1,368	25,582
ACADIA Pharmaceuticals, Inc.*	18,380	448,288
Adicet Bio, Inc.*	3,171	32,630
Aduro Biotech Holding Europe BV (b)	2,328	0
Adverum Biotechnologies, Inc.* (a)	14,257	49,899
Aeglea BioTherapeutics, Inc.*	5,803	40,389
Affimed NV*	18,122	154,037
Agenus, Inc.* (a)	30,267	166,166
Agios Pharmaceuticals, Inc.* (a)	9,460	521,341
Akebia Therapeutics, Inc.* (a)	23,330	88,421
Akero Therapeutics, Inc.* (a)	3,939	97,727
Akouos, Inc.* (a)	4,010	50,325
Albireo Pharma, Inc.* (a)	2,658	93,508
Aldeyra Therapeutics, Inc.* (a)	7,426	84,137
Alector, Inc.*	8,845	184,241
Aligos Therapeutics, Inc.*	2,874	58,586
Alkermes PLC*	24,628	603,879
Allakos, Inc.* (a)	5,362	457,754
Allogene Therapeutics, Inc.* (a)	10,434	272,119
Allovir, Inc.* (a)	4,336	85,593
Alpine Immune Sciences, Inc.*	1,727	15,543
Altimmune, Inc.* (a)	4,979	49,043
ALX Oncology Holdings, Inc.* (a)	2,798	152,995
Amicus Therapeutics, Inc.*	40,187	387,403
AnaptysBio, Inc.* (a)	2,936	76,130
Anavex Life Sciences Corp.* (a)	9,526	217,764
Anika Therapeutics, Inc.* (a)	2,197	95,108
Annexon, Inc.* (a)	4,786	107,733
Apellis Pharmaceuticals, Inc.* (a)	9,974	630,357
Applied Molecular Transport, Inc.* (a)	3,792	173,446
	Shares	Value ($)
Applied Therapeutics, Inc.* (a)	2,831	58,828
AquaBounty Technologies, Inc.*	8,030	43,041
Arbutus Biopharma Corp.*	11,933	36,157
Arcturus Therapeutics Holdings, Inc.* (a)	3,239	109,608
Arcus Biosciences, Inc.*	6,759	185,602
Arcutis Biotherapeutics, Inc.* (a)	4,241	115,737
Ardelyx, Inc.*	12,958	98,222
Arena Pharmaceuticals, Inc.* (a)	9,457	644,967
Arrowhead Pharmaceuticals, Inc.*	15,569	1,289,425
Atara Biotherapeutics, Inc.*	12,831	199,522
Athenex, Inc.* (a)	13,245	61,192
Athersys, Inc.* (a)	33,481	48,213
Atossa Therapeutics, Inc.* (a)	17,955	113,476
Atreca, Inc. "A"* (a)	3,654	31,132
Avid Bioservices, Inc.* (a)	9,264	237,622
Avidity Biosciences, Inc.* (a)	4,584	113,271
Avita Medical, Inc.*	3,660	75,103
Avrobio, Inc.*	5,779	51,375
Beam Therapeutics, Inc.* (a)	7,215	928,643
Beyondspring, Inc.*	3,153	32,917
BioAtla, Inc.* (a)	1,895	80,310
BioCryst Pharmaceuticals, Inc.* (a)	27,301	431,629
Biohaven Pharmaceutical Holding Co., Ltd.*	8,299	805,667
Biomea Fusion, Inc.*	1,320	20,605
Bioxcel Therapeutics, Inc.* (a)	2,344	68,117
Black Diamond Therapeutics, Inc.*	3,653	44,530
Bluebird Bio, Inc.*	10,373	331,729
Blueprint Medicines Corp.* (a)	8,994	791,112
Bolt Biotherapeutics, Inc.*	1,493	23,082
Bridgebio Pharma, Inc.* (a)	16,535	1,007,974
Brooklyn ImmunoTherapeutics, Inc.*	3,633	65,430
C4 Therapeutics, Inc.* (a)	5,283	199,909
Cardiff Oncology, Inc.*	5,505	36,608
CareDx, Inc.*	7,680	702,874
Catalyst Pharmaceuticals, Inc.*	15,196	87,377
Celcuity, Inc.*	1,210	29,040
Celldex Therapeutics, Inc.*	6,013	201,075
CEL-SCI Corp* (a)	5,598	48,591
Cerevel Therapeutics Holdings, Inc.*	5,389	138,066
ChemoCentryx, Inc.* (a)	8,655	115,890
Chimerix, Inc.*	11,169	89,352
The accompanying notes are an integral part of the financial statements.
16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Chinook Therapeutics, Inc.*	4,816	68,002
Clene Inc.*	3,513	39,486
Clovis Oncology, Inc.* (a)	15,308	88,786
Codiak Biosciences, Inc.*	2,408	44,620
Cogent Biosciences, Inc.*	5,680	46,065
Coherus Biosciences, Inc.* (a)	10,121	139,973
Constellation Pharmaceuticals, Inc.*	5,572	188,334
Cortexyme, Inc.* (a)	3,063	162,339
Crinetics Pharmaceuticals, Inc.* (a)	5,591	105,390
Cue Biopharma, Inc.* (a)	4,881	56,864
Cullinan Oncology, Inc* (a)	2,147	55,285
Curis, Inc.* (a)	13,236	106,815
Cytokinetics, Inc.* (a)	10,644	210,645
CytomX Therapeutics, Inc.* (a)	10,055	63,648
Deciphera Pharmaceuticals, Inc.* (a)	5,918	216,658
Denali Therapeutics, Inc.*	13,975	1,096,199
DermTech, Inc.* (a)	3,638	151,232
Design Therapeutics, Inc.* (a)	2,065	41,073
Dicerna Pharmaceuticals, Inc.*	10,527	392,868
Dynavax Technologies Corp.* (a)	17,049	167,933
Dyne Therapeutics, Inc.* (a)	4,605	96,889
Eagle Pharmaceuticals, Inc.*	1,677	71,776
Editas Medicine, Inc.* (a)	10,424	590,415
Eiger BioPharmaceuticals, Inc.*	5,072	43,213
Emergent BioSolutions, Inc.* (a)	7,529	474,252
Enanta Pharmaceuticals, Inc.* (a)	2,860	125,869
Epizyme, Inc.* (a)	13,419	111,512
Esperion Therapeutics, Inc.* (a)	4,147	87,709
Evelo Biosciences, Inc.* (a)	4,653	63,932
Fate Therapeutics, Inc.* (a)	12,338	1,070,815
FibroGen, Inc.*	13,123	349,465
Finch Therapeutics Group, Inc.*	1,151	16,195
Flexion Therapeutics, Inc.* (a)	7,097	58,408
Foghorn Therapeutics, Inc.*	2,986	31,861
Forma Therapeutics Holdings, Inc.* (a)	4,830	120,219
Forte Biosciences, Inc.*	1,729	58,129
Fortress Biotech, Inc.*	10,826	38,649
Frequency Therapeutics, Inc.*	5,090	50,696
G1 Therapeutics, Inc.* (a)	6,012	131,903
Gemini Therapeutics, Inc.*	3,333	21,564
Generation Bio Co.* (a)	6,852	184,319
	Shares	Value ($)
Geron Corp.* (a)	46,692	65,836
Global Blood Therapeutics, Inc.* (a)	9,182	321,554
Gossamer Bio, Inc.* (a)	9,395	76,287
Greenwich Lifesciences, Inc.*	614	27,593
Gritstone bio, Inc.*	6,179	56,414
GT Biopharma, Inc.*	3,671	56,900
Halozyme Therapeutics, Inc.* (a)	21,633	982,355
Harpoon Therapeutics, Inc.*	2,916	40,445
Heron Therapeutics, Inc.* (a)	13,963	216,706
Homology Medicines, Inc.*	6,738	48,985
Hookipa Pharma, Inc.*	3,395	31,098
Humanigen, Inc.*	6,874	119,470
iBio, Inc.* (a)	34,708	52,409
Ideaya Biosciences, Inc.* (a)	4,299	90,236
IGM Biosciences, Inc.* (a)	1,223	101,754
Immunic, Inc.*	2,355	28,872
ImmunityBio, Inc.*	10,244	146,284
ImmunoGen, Inc.* (a)	30,693	202,267
Immunovant, Inc.* (a)	6,133	64,826
Impel Neuropharma, Inc.*	1,223	10,824
Infinity Pharmaceuticals, Inc.*	13,364	39,958
Inhibrx, Inc.* (a)	4,285	117,923
Inovio Pharmaceuticals, Inc.* (a)	31,757	294,387
Inozyme Pharma, Inc.*	1,975	33,654
Insmed, Inc.*	15,850	451,091
Instil Bio, Inc.* (a)	2,660	51,391
Intellia Therapeutics, Inc.*	9,811	1,588,499
Intercept Pharmaceuticals, Inc.* (a)	4,176	83,395
Invitae Corp.* (a)	30,781	1,038,243
Ironwood Pharmaceuticals, Inc.* (a)	22,275	286,679
iTeos Therapeutics, Inc.*	3,222	82,644
IVERIC bio, Inc.* (a)	14,501	91,501
Jounce Therapeutics, Inc.*	5,032	34,218
Kadmon Holdings, Inc.*	27,290	105,612
KalVista Pharmaceuticals, Inc.* (a)	3,116	74,659
Karuna Therapeutics, Inc.* (a)	3,409	388,592
Karyopharm Therapeutics, Inc.* (a)	11,474	118,412
Keros Therapeutics, Inc.*	2,392	101,588
Kezar Life Sciences, Inc.*	4,843	26,297
Kiniksa Pharmaceuticals Ltd. "A"*	4,174	58,144
Kinnate Biopharma, Inc.* (a)	2,212	51,495
Kodiak Sciences, Inc.* (a)	5,141	478,113
Kronos Bio, Inc.* (a)	5,952	142,550
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Krystal Biotech, Inc.* (a)	2,747	186,796
Kura Oncology, Inc.*	9,577	199,680
Kymera Therapeutics, Inc.* (a)	4,436	215,146
Lexicon Pharmaceuticals, Inc.*	10,380	47,644
Ligand Pharmaceuticals, Inc.* (a)	2,314	303,574
Lineage Cell Therapeutics, Inc.* (a)	18,562	52,902
MacroGenics, Inc.*	9,225	247,783
Madrigal Pharmaceuticals, Inc.* (a)	1,738	169,299
Magenta Therapeutics, Inc.*	4,575	44,743
MannKind Corp.* (a)	38,351	209,013
MEI Pharma, Inc.* (a)	15,242	43,440
MeiraGTx Holdings PLC* (a)	4,590	71,145
Mersana Therapeutics, Inc.*	10,564	143,459
MiMedx Group, Inc.* (a)	17,052	213,321
Mirum Pharmaceuticals, Inc.*	287	4,962
Molecular Templates, Inc.*	5,730	44,809
Morphic Holding, Inc.* (a)	3,186	182,845
Mustang Bio, Inc.*	11,045	36,669
Myriad Genetics, Inc.*	11,771	359,957
Neoleukin Therapeutics, Inc.*	5,089	46,971
NexImmune, Inc.*	1,044	17,038
Nkarta, Inc.* (a)	2,156	68,324
Nurix Therapeutics, Inc.* (a)	4,806	127,503
Ocugen, Inc.*	28,302	227,265
Olema Pharmaceuticals, Inc.* (a)	1,984	55,512
Oncocyte Corp.*	10,247	58,818
Oncorus, Inc.*	3,123	43,097
Oncternal Therapeutics, Inc.*	6,739	32,010
OPKO Health, Inc.* (a)	60,356	244,442
Organogenesis Holdings, Inc.*	5,846	97,161
ORIC Pharmaceuticals, Inc.* (a)	4,513	79,835
Outlook Therapeutics, Inc.*	13,336	33,207
Oyster Point Pharma, Inc.*	1,696	29,154
Passage Bio, Inc.*	5,678	75,177
PMV Pharmaceuticals, Inc.* (a)	4,022	137,392
Portage Biotech, Inc.*	548	11,486
Poseida Therapeutics, Inc.* (a)	4,323	43,316
Praxis Precision Medicines, Inc.* (a)	3,735	68,276
Precigen, Inc.* (a)	14,534	94,762
Precision BioSciences, Inc.* (a)	7,154	89,568
	Shares	Value ($)
Prelude Therapeutics, Inc.* (a)	1,618	46,323
Prometheus Biosciences, Inc.*	1,734	42,587
Protagonist Therapeutics, Inc.*	6,348	284,898
Prothena Corp. PLC*	5,236	269,183
PTC Therapeutics, Inc.*	10,662	450,683
Puma Biotechnology, Inc.*	4,810	44,156
Radius Health, Inc.*	7,334	133,772
RAPT Therapeutics, Inc.* (a)	2,758	87,677
Recursion Pharmaceuticals, Inc. "A"* (a)	3,240	118,260
REGENXBIO, Inc.*	6,109	237,335
Relay Therapeutics, Inc.* (a)	8,988	328,871
Reneo Pharmaceuticals, Inc.*	1,096	10,226
Replimune Group, Inc.*	4,104	157,676
REVOLUTION Medicines, Inc.*	9,118	289,405
Rhythm Pharmaceuticals, Inc.* (a)	6,753	132,224
Rigel Pharmaceuticals, Inc.* (a)	25,327	109,919
Rocket Pharmaceuticals, Inc.* (a)	6,212	275,129
Rubius Therapeutics, Inc.* (a)	6,913	168,746
Sana Biotechnology, Inc.*	4,115	80,901
Sangamo Therapeutics, Inc.* (a)	18,442	220,751
Scholar Rock Holding Corp.* (a)	4,110	118,779
Selecta Biosciences, Inc.* (a)	13,726	57,375
Sensei Biotherapeutics, Inc.*	1,245	12,151
Seres Therapeutics, Inc.*	10,676	254,623
Sesen Bio, Inc.*	26,218	121,127
Shattuck Labs, Inc.* (a)	4,078	118,221
Sigilon Therapeutics, Inc.*	1,254	13,455
Silverback Therapeutics, Inc.* (a)	2,077	64,159
Solid Biosciences, Inc.*	9,102	33,313
Sorrento Therapeutics, Inc.* (a)	41,874	405,759
Spectrum Pharmaceuticals, Inc.* (a)	24,947	93,551
Spero Therapeutics, Inc.* (a)	3,443	48,064
SpringWorks Therapeutics, Inc.* (a)	4,479	369,114
Spruce Biosciences, Inc.*	1,143	12,813
SQZ Biotechnologies Co.*	3,478	50,257
Stoke Therapeutics, Inc.*	2,923	98,388
Summit Therapeutics, Inc.*	3,405	25,401
Surface Oncology, Inc.*	5,050	37,673
The accompanying notes are an integral part of the financial statements.
18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Sutro Biopharma, Inc.* (a)	6,637	123,382
Syndax Pharmaceuticals, Inc.* (a)	6,894	118,370
Syros Pharmaceuticals, Inc.* (a)	9,617	52,413
Talaris Therapeutics, Inc.*	1,360	19,978
Taysha Gene Therapies, Inc.*	3,409	72,271
TCR2 Therapeutics, Inc.*	4,733	77,669
TG Therapeutics, Inc.*	19,780	767,266
Tonix Pharmaceuticals Holding Corp.* (a)	50,002	55,502
Translate Bio, Inc.* (a)	10,290	283,387
Travere Therapeutics, Inc.*	8,863	129,311
Trevena, Inc.*	25,031	42,302
Trillium Therapeutics, Inc.*	15,004	145,539
Turning Point Therapeutics, Inc.* (a)	7,059	550,743
Twist Bioscience Corp.*	7,250	966,062
UroGen Pharma Ltd.* (a)	3,025	46,192
Vanda Pharmaceuticals, Inc.*	8,210	176,597
Vaxart, Inc.* (a)	18,328	137,277
Vaxcyte, Inc.* (a)	6,100	137,311
VBI Vaccines, Inc.* (a)	28,377	95,063
Veracyte, Inc.*	10,356	414,033
Verastem, Inc.* (a)	27,171	110,586
Vericel Corp.*	7,136	374,640
Viking Therapeutics, Inc.* (a)	10,059	60,253
Vincerx Pharma, Inc.*	806	10,470
Vir Biotechnology, Inc.* (a)	9,229	436,347
Viracta Therapeutics, Inc.*	5,563	63,084
VistaGen Therapeutics, Inc.*	29,306	92,314
Vor BioPharma, Inc.*	1,862	34,726
Werewolf Therapeutics, Inc.*	1,146	19,986
XBiotech, Inc.*	2,119	35,091
Xencor, Inc.*	8,560	295,234
XOMA Corp.* (a)	1,030	35,020
Y-mAbs Therapeutics, Inc.* (a)	5,362	181,236
Zentalis Pharmaceuticals, Inc.*	5,103	271,480
ZIOPHARM Oncology, Inc.* (a)	30,832	81,396
		47,367,146
Health Care Equipment & Supplies 3.6%
Accelerate Diagnostics, Inc.*	5,301	42,726
Accuray, Inc.* (a)	14,218	64,265
Acutus Medical, Inc.*	2,349	39,886
Alphatec Holdings, Inc.*	10,554	161,687
AngioDynamics, Inc.* (a)	5,773	156,622
Apyx Medical Corp.*	4,365	45,003
Asensus Surgical, Inc.* (a)	35,936	113,917
	Shares	Value ($)
Aspira Women's Health, Inc.* (a)	11,120	62,494
AtriCure, Inc.*	6,877	545,552
Atrion Corp. (a)	210	130,395
Avanos Medical, Inc.*	7,346	267,174
Axogen, Inc.* (a)	5,986	129,357
Axonics, Inc.* (a)	6,390	405,190
BioLife Solutions, Inc.*	3,746	166,735
Bioventus, Inc. "A"*	1,247	21,947
Butterfly Network, Inc.* (a)	4,990	72,255
Cardiovascular Systems, Inc.* (a)	6,031	257,222
Cerus Corp.*	26,241	155,084
ClearPoint Neuro, Inc.*	2,881	54,998
CONMED Corp.	4,457	612,526
CryoLife, Inc.* (a)	5,766	163,754
CryoPort, Inc.*	6,232	393,239
Cutera, Inc.* (a)	2,722	133,460
CytoSorbents Corp.* (a)	6,431	48,554
DarioHealth Corp.*	2,068	44,173
Eargo, Inc.*	2,962	118,213
Glaukos Corp.*	6,856	581,595
Haemonetics Corp.*	7,750	516,460
Heska Corp.*	1,470	337,703
Inari Medical, Inc.*	5,218	486,735
Inogen, Inc.*	2,986	194,598
Integer Holdings Corp.* (a)	5,044	475,145
Intersect ENT, Inc.* (a)	5,250	89,723
Invacare Corp.*	5,137	41,456
iRadimed Corp.*	1,016	29,881
iRhythm Technologies, Inc.* (a)	4,477	297,049
Lantheus Holdings, Inc.*	10,285	284,277
LeMaitre Vascular, Inc.	2,789	170,185
LivaNova PLC*	7,545	634,610
Meridian Bioscience, Inc.* (a)	6,675	148,052
Merit Medical Systems, Inc.*	7,874	509,133
Mesa Laboratories, Inc.	763	206,903
Misonix, Inc.*	1,979	43,894
Natus Medical, Inc.* (a)	5,043	131,017
Neogen Corp.*	16,503	759,798
Neuronetics, Inc.*	3,831	61,373
NeuroPace, Inc.*	1,062	25,265
Nevro Corp.* (a)	5,313	880,842
NuVasive, Inc.*	7,952	538,987
OraSure Technologies, Inc.* (a)	11,451	116,113
Ortho Clinical Diagnostics Holdings PLC*	13,581	290,769
Orthofix Medical, Inc.* (a)	3,021	121,172
OrthoPediatrics Corp.* (a)	2,118	133,815
Outset Medical, Inc.* (a)	7,025	351,110
PAVmed, Inc.* (a)	11,756	75,238
Pulmonx Corp.*	3,897	171,936
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Pulse Biosciences, Inc.* (a)	2,153	35,309
Quotient Ltd.*	12,092	44,015
Retractable Technologies, Inc.* (a)	3,082	35,628
SeaSpine Holdings Corp.*	4,869	99,863
Senseonics Holdings, Inc.* (a)	63,776	244,900
Shockwave Medical, Inc.*	5,183	983,371
SI-BONE, Inc.* (a)	4,922	154,895
Sientra, Inc.* (a)	8,318	66,211
Silk Road Medical, Inc.* (a)	5,206	249,159
Soliton, Inc.*	1,565	35,197
STAAR Surgical Co.* (a)	7,223	1,101,508
Stereotaxis, Inc.*	7,906	76,214
Surmodics, Inc.*	2,093	113,545
Tactile Systems Technology, Inc.* (a)	2,930	152,360
Talis Biomedical Corp.* (a)	2,153	23,748
TransMedics Group, Inc.* (a)	4,014	133,185
Treace Medical Concepts, Inc.*	1,678	52,454
Utah Medical Products, Inc.	578	49,153
Vapotherm, Inc.* (a)	3,510	82,976
Varex Imaging Corp.*	6,034	161,832
ViewRay, Inc.*	21,404	141,266
Zynex, Inc.* (a)	3,097	48,096
		17,196,147
Health Care Providers & Services 3.1%
1Life Healthcare, Inc.*	17,918	592,369
Accolade, Inc.* (a)	7,742	420,468
AdaptHealth Corp.*	12,064	330,674
Addus HomeCare Corp.* (a)	2,397	209,114
Agiliti, Inc.* (a)	3,464	75,758
Alignment Healthcare, Inc.* (a)	4,072	95,163
AMN Healthcare Services, Inc.*	7,249	703,008
Apollo Medical Holdings, Inc.* (a)	5,578	350,354
Apria, Inc.*	1,240	34,720
Aveanna Healthcare Holdings, Inc.*	5,986	74,047
Biodesix, Inc.*	1,882	24,861
Brookdale Senior Living, Inc.*	28,385	224,242
Castle Biosciences, Inc.* (a)	3,271	239,862
Community Health Systems, Inc.*	19,101	294,919
CorVel Corp.* (a)	1,372	184,260
Covetrus, Inc.*	15,889	429,003
Cross Country Healthcare, Inc.*	5,622	92,819
Exagen, Inc.*	1,684	25,243
Fulgent Genetics, Inc.*	3,114	287,204
	Shares	Value ($)
Hanger, Inc.*	5,604	141,669
HealthEquity, Inc.* (a)	12,568	1,011,473
InfuSystems Holdings, Inc.*	2,777	57,734
Innovage Holding Corp.* (a)	2,834	60,393
LHC Group, Inc.*	4,696	940,421
Magellan Health, Inc.* (a)	3,642	343,076
MEDNAX, Inc.*	11,610	350,042
ModivCare, Inc.* (a)	1,893	321,943
National HealthCare Corp.	1,872	130,853
National Research Corp. (a)	2,208	101,347
Ontrack, Inc.*	1,246	40,470
Option Care Health, Inc.*	17,020	372,227
Owens & Minor, Inc.	11,146	471,810
Patterson Companies, Inc. (a)	13,167	400,145
PetIQ, Inc.* (a)	4,056	156,562
Privia Health Group, Inc.*	3,027	134,308
Progyny, Inc.* (a)	9,683	571,297
R1 RCM, Inc.*	20,307	451,628
RadNet, Inc.*	6,929	233,438
Select Medical Holdings Corp. (a)	16,992	718,082
Sharps Compliance Corp.*	2,351	24,215
SOC Telemed, Inc.*	6,297	35,830
Surgery Partners, Inc.* (a)	4,873	324,639
Tenet Healthcare Corp.* (a)	16,325	1,093,612
The Ensign Group, Inc. (a)	8,078	700,120
The Joint Corp.* (a)	2,095	175,812
The Pennant Group, Inc.* (a)	3,857	157,751
Tivity Health, Inc.*	6,608	173,856
Triple-S Management Corp. "B"* (a)	3,665	81,620
U.S. Physical Therapy, Inc.	1,953	226,294
Viemed Healthcare, Inc.* (a)	5,371	38,403
		14,729,158
Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc.* (a)	21,477	397,539
American Well Corp. "A"* (a)	29,908	376,243
Castlight Health, Inc. "B"*	18,342	48,239
Computer Programs & Systems, Inc.	2,115	70,281
Evolent Health, Inc. "A"* (a)	12,082	255,172
Forian, Inc.*	2,788	35,045
Health Catalyst, Inc.* (a)	6,864	381,021
HealthStream, Inc.*	4,056	113,325
Icad, Inc.* (a)	3,128	54,146
Inovalon Holdings, Inc. "A"*	11,605	395,498
Inspire Medical Systems, Inc.* (a)	4,131	798,357
Multiplan Corp.*	61,336	583,919
NantHealth, Inc.*	5,014	11,632
The accompanying notes are an integral part of the financial statements.
20 |	DWS Small Cap Index VIP

	Shares	Value ($)
NextGen Healthcare, Inc.* (a)	8,351	138,543
Omnicell, Inc.* (a)	6,605	1,000,327
OptimizeRx Corp.*	2,554	158,093
Phreesia, Inc.* (a)	5,857	359,034
Schrodinger, Inc.* (a)	6,962	526,397
Simulations Plus, Inc. (a)	2,381	130,741
Tabula Rasa HealthCare, Inc.* (a)	3,409	170,450
Vocera Communications, Inc.* (a)	5,174	206,184
		6,210,186
Life Sciences Tools & Services 1.0%
Akoya Biosciences, Inc.*	1,161	22,454
Berkeley Lights, Inc.*	7,366	330,071
Bionano Genomics, Inc.* (a)	43,208	316,715
ChromaDex Corp.* (a)	7,696	75,883
Codexis, Inc.*	9,255	209,718
Fluidigm Corp.* (a)	10,746	66,195
Harvard Bioscience, Inc.*	6,434	53,595
Inotiv, Inc.*	1,985	52,960
Luminex Corp.	6,914	254,435
Medpace Holdings, Inc.*	4,481	791,479
NanoString Technologies, Inc.*	6,932	449,124
NeoGenomics, Inc.* (a)	17,436	787,584
Pacific Biosciences of California, Inc.* (a)	29,873	1,044,659
Personalis, Inc.* (a)	5,460	138,138
Quanterix Corp.*	4,740	278,048
Seer, Inc.* (a)	2,356	77,230
		4,948,288
Pharmaceuticals 1.7%
9 Meters Biopharma, Inc.*	32,519	35,771
Aclaris Therapeutics, Inc.*	6,643	116,651
Aerie Pharmaceuticals, Inc.* (a)	6,490	103,905
Amneal Pharmaceuticals, Inc.*	15,449	79,099
Amphastar Pharmaceuticals, Inc.*	5,776	116,444
Ampio Pharmaceuticals, Inc.*	28,996	48,423
Angion Biomedica Corp.*	963	12,538
ANI Pharmaceuticals, Inc.*	1,463	51,278
Antares Pharma, Inc.*	25,905	112,946
Arvinas, Inc.*	6,703	516,131
Atea Pharmaceuticals, Inc.* (a)	9,911	212,888
Athira Pharma, Inc.*	4,925	50,432
Axsome Therapeutics, Inc.* (a)	4,264	287,649
BioDelivery Sciences International, Inc.*	13,810	49,440
Cara Therapeutics, Inc.*	6,518	93,012
	Shares	Value ($)
Cassava Sciences, Inc.* (a)	5,876	502,045
Cerecor, Inc.*	8,757	28,635
Citius Pharmaceuticals, Inc.* (a)	17,411	60,590
Collegium Pharmaceutical, Inc.* (a)	5,452	128,885
Corcept Therapeutics, Inc.* (a)	14,850	326,700
CorMedix, Inc.*	6,430	44,110
Cymabay Therapeutics, Inc.*	10,657	46,465
Durect Corp.* (a)	36,276	59,130
Edgewise Therapeutics, Inc.*	1,885	40,207
Endo International PLC* (a)	34,251	160,295
Evolus, Inc.* (a)	4,943	62,529
EyePoint Pharmaceuticals, Inc.*	3,227	29,011
Fulcrum Therapeutics, Inc.*	3,521	36,900
Harmony Biosciences Holdings, Inc.*	3,434	96,942
Ikena Oncology, Inc.*	1,363	19,137
Innoviva, Inc.*	9,496	127,341
Intra-Cellular Therapies, Inc.*	10,860	443,305
Kala Pharmaceuticals, Inc.*	7,896	41,849
Kaleido Biosciences, Inc.*	2,389	17,774
KemPharm, Inc.*	4,383	56,190
Landos Biopharma, Inc.* (a)	1,053	12,162
Marinus Pharmaceuticals, Inc.* (a)	5,675	101,810
Mind Medicine MindMed, Inc.*	49,397	170,420
NGM Biopharmaceuticals, Inc.*	4,818	95,011
Nuvation Bio, Inc.*	5,408	50,349
Ocular Therapeutix, Inc.*	11,617	164,729
Omeros Corp.* (a)	9,459	140,372
Oramed Pharmaceuticals, Inc.*	4,092	54,751
Pacira BioSciences, Inc.* (a)	6,689	405,889
Paratek Pharmaceuticals, Inc.*	6,988	47,658
Phathom Pharmaceuticals, Inc.* (a)	3,105	105,104
Phibro Animal Health Corp. "A" (a)	3,142	90,741
Pliant Therapeutics, Inc.* (a)	3,852	112,170
Prestige Consumer Healthcare, Inc.* (a)	7,709	401,639
Provention Bio, Inc.* (a)	8,664	73,038
Rain Therapeutics, Inc.*	1,128	17,529
Reata Pharmaceuticals, Inc. "A"*	4,218	596,974
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Relmada Therapeutics, Inc.* (a)	2,318	74,199
Revance Therapeutics, Inc.* (a)	10,771	319,252
Seelos Therapeutics, Inc.*	11,542	30,471
SIGA Technologies, Inc.*	8,001	50,246
Supernus Pharmaceuticals, Inc.*	7,513	231,325
Tarsus Pharmaceuticals, Inc.*	1,379	39,963
Terns Pharmaceuticals, Inc.*	1,447	17,740
TherapeuticsMD, Inc.* (a)	54,921	65,356
Theravance Biopharma, Inc.* (a)	8,192	118,948
Verrica Pharmaceuticals, Inc.*	2,141	24,193
WaVe Life Sciences Ltd.*	5,506	36,670
Zogenix, Inc.* (a)	8,862	153,135
		8,016,491
Industrials 14.0%
Aerospace & Defense 0.7%
AAR Corp.*	5,141	199,214
Aerojet Rocketdyne Holdings, Inc.	11,580	559,198
AeroVironment, Inc.* (a)	3,478	348,322
AerSale Corp.*	1,422	17,718
Astronics Corp.* (a)	3,430	60,059
Byrna Technologies, Inc.*	1,627	36,965
Ducommun, Inc.*	1,690	92,206
Kaman Corp.	4,241	213,746
Kratos Defense & Security Solutions, Inc.*	18,861	537,350
Maxar Technologies, Inc.	11,029	440,278
Moog, Inc. "A"	4,463	375,160
National Presto Industries, Inc. (a)	791	80,405
PAE, Inc.* (a)	10,705	95,275
Park Aerospace Corp.	2,688	40,051
Parsons Corp.* (a)	4,038	158,936
Triumph Group, Inc.* (a)	7,708	159,941
Vectrus, Inc.*	1,813	86,281
		3,501,105
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.* (a)	9,004	209,163
Atlas Air Worldwide Holdings, Inc.*	4,426	301,455
Echo Global Logistics, Inc.* (a)	4,181	128,524
Forward Air Corp.	4,174	374,616
Hub Group, Inc. "A"*	5,073	334,717
Radiant Logistics, Inc.*	5,654	39,182
		1,387,657
Airlines 0.3%
Allegiant Travel Co.*	2,320	450,080
	Shares	Value ($)
Frontier Group Holdings, Inc.*	5,328	90,789
Hawaiian Holdings, Inc.*	7,882	192,084
Mesa Air Group, Inc.*	5,331	49,738
SkyWest, Inc.*	7,639	329,012
Spirit Airlines, Inc.* (a)	15,082	459,096
Sun Country Airlines Holdings, Inc.*	2,643	97,818
		1,668,617
Building Products 1.1%
AAON, Inc. (a)	6,425	402,141
American Woodmark Corp.*	2,602	212,557
Apogee Enterprises, Inc. (a)	3,839	156,362
Caesarstone Ltd.	3,272	48,295
Cornerstone Building Brands, Inc.*	8,433	153,312
CSW Industrials, Inc.	2,082	246,634
Gibraltar Industries, Inc.*	5,040	384,602
Griffon Corp. (a)	7,041	180,461
Insteel Industries, Inc. (a)	2,877	92,496
JELD-WEN Holding, Inc.*	12,906	338,912
Masonite International Corp.*	3,771	421,560
PGT Innovations, Inc.*	8,782	204,006
Quanex Building Products Corp. (a)	5,279	131,130
Resideo Technologies, Inc.*	22,221	666,630
Simpson Manufacturing Co., Inc.	6,692	739,064
UFP Industries, Inc.	9,247	687,422
View, Inc.*	13,034	110,528
		5,176,112
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	10,356	459,289
ACCO Brands Corp.	13,776	118,887
Brady Corp. "A"	7,256	406,626
BrightView Holdings, Inc.* (a)	6,014	96,946
Casella Waste Systems, Inc. "A"*	7,556	479,277
CECO Environmental Corp.*	4,425	31,683
Cimpress PLC* (a)	2,697	292,382
CompX International, Inc.	256	5,317
CoreCivic, Inc.* (a)	18,400	192,648
Covanta Holding Corp. (a)	18,448	324,869
Deluxe Corp. (a)	6,478	309,454
Ennis, Inc. (a)	4,003	86,145
Harsco Corp.* (a)	12,034	245,734
Healthcare Services Group, Inc. (a)	11,526	363,876
Heritage-Crystal Clean, Inc.* (a)	2,264	67,196
Herman Miller, Inc. (a)	9,090	428,503
HNI Corp. (a)	6,665	293,060
Interface, Inc.	8,677	132,758
The accompanying notes are an integral part of the financial statements.
22 |	DWS Small Cap Index VIP

	Shares	Value ($)
KAR Auction Services, Inc.*	19,135	335,819
Kimball International, Inc. "B"	5,579	73,364
Knoll, Inc.	7,319	190,221
Matthews International Corp. "A" (a)	4,690	168,652
Montrose Environmental Group, Inc.*	3,361	180,351
NL Industries, Inc.	1,487	9,665
Pitney Bowes, Inc.	26,549	232,835
RR Donnelley & Sons Co.*	10,908	68,502
SP Plus Corp.*	3,635	111,195
Steelcase, Inc. "A"	13,868	209,545
Team, Inc.* (a)	3,398	22,767
Tetra Tech, Inc.	8,285	1,011,101
The Brink's Co. (a)	7,480	574,763
U.S. Ecology, Inc.* (a)	4,825	181,034
UniFirst Corp.	2,318	543,895
Viad Corp.* (a)	3,035	151,295
VSE Corp. (a)	1,715	84,910
		8,484,564
Construction & Engineering 1.3%
Ameresco, Inc. "A"*	4,745	297,606
API Group Corp. 144A* (a)	27,730	579,280
Arcosa, Inc.	7,446	437,378
Argan, Inc. (a)	2,382	113,836
Comfort Systems U.S.A., Inc.	5,478	431,612
Concrete Pumping Holdings, Inc.*	4,510	38,200
Construction Partners, Inc. "A"* (a)	4,412	138,537
Dycom Industries, Inc.*	4,591	342,167
EMCOR Group, Inc.	8,313	1,024,078
Fluor Corp.*	21,825	386,302
Granite Construction, Inc.	7,041	292,413
Great Lakes Dredge & Dock Corp.*	9,626	140,636
HC2 Holdings, Inc.*	8,367	33,301
IES Holdings, Inc.*	1,268	65,124
Infrastructure and Energy Alternatives, Inc.*	3,210	41,281
Matrix Service Co.*	4,083	42,871
MYR Group, Inc.* (a)	2,562	232,937
Northwest Pipe Co.*	1,413	39,917
NV5 Global, Inc.* (a)	1,968	185,996
Primoris Services Corp.	8,223	242,003
Sterling Construction Co., Inc.*	4,316	104,145
Tutor Perini Corp.*	6,512	90,191
WillScot Mobile Mini Holdings Corp*	28,714	800,259
		6,100,070
Electrical Equipment 1.0%
Advent Technologies Holdings, Inc.* (a)	2,624	25,295
	Shares	Value ($)
Allied Motion Technologies, Inc. (a)	1,660	57,320
American Superconductor Corp.*	4,125	71,734
Array Technologies, Inc.*	19,628	306,197
Atkore, Inc.*	7,220	512,620
AZZ, Inc.	3,858	199,767
Babcock & Wilcox Enterprises, Inc.*	8,521	67,145
Beam Global* (a)	1,351	51,757
Bloom Energy Corp. "A"* (a)	21,404	575,125
Encore Wire Corp. (a)	3,107	235,480
EnerSys	6,612	646,191
Eos Energy Enterprises, Inc.*	2,712	48,707
FTC Solar, Inc.*	2,958	39,371
FuelCell Energy, Inc.* (a)	49,471	440,292
GrafTech International, Ltd.	26,197	304,409
Powell Industries, Inc.	1,308	40,483
Preformed Line Products Co.	404	29,977
Romeo Power, Inc.*	6,448	52,487
Stem, Inc.* (a)	9,625	346,596
Thermon Group Holdings, Inc.* (a)	5,319	90,636
TPI Composites, Inc.*	5,491	265,874
Vicor Corp.* (a)	3,247	343,338
		4,750,801
Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,479	316,960
Machinery 3.8%
AgEagle Aerial Systems, Inc.*	10,273	54,139
Alamo Group, Inc.	1,529	233,448
Albany International Corp. "A" (a)	4,733	422,468
Altra Industrial Motion Corp. (a)	9,953	647,144
Astec Industries, Inc.	3,457	217,584
Barnes Group, Inc. (a)	7,293	373,766
Blue Bird Corp.* (a)	2,368	58,868
Chart Industries, Inc.*	5,609	820,709
CIRCOR International, Inc.*	2,832	92,323
Columbus McKinnon Corp. (a)	4,274	206,178
Commercial Vehicle Group, Inc.*	4,934	52,448
Desktop Metal, Inc. "A"* (a)	12,838	147,637
Douglas Dynamics, Inc.	3,379	137,491
Energy Recovery, Inc.* (a)	6,511	148,321
Enerpac Tool Group Corp. (a)	9,255	246,368
EnPro Industries, Inc.	3,176	308,548
ESCO Technologies, Inc.	3,932	368,861
Evoqua Water Technologies Corp.*	17,786	600,811
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Federal Signal Corp.	9,264	372,691
Franklin Electric Co., Inc.	7,119	573,934
Gorman-Rupp Co.	3,533	121,677
Greenbrier Companies, Inc. (a)	4,918	214,326
Helios Technologies, Inc. (a)	5,001	390,328
Hillenbrand, Inc.	11,561	509,609
Hydrofarm Holdings Group, Inc.*	1,739	102,792
Hyliion Holdings Corp.*	18,034	210,096
Hyster-Yale Materials Handling, Inc. (a)	1,567	114,360
John Bean Technologies Corp.	4,821	687,571
Kadant, Inc. (a)	1,770	311,679
Kennametal, Inc. (a)	12,850	461,572
Lindsay Corp.	1,676	277,009
Luxfer Holdings PLC	4,431	98,590
Lydall, Inc.*	2,653	160,560
Mayville Engineering Co., Inc.*	1,165	23,428
Meritor, Inc.*	10,731	251,320
Miller Industries, Inc.	1,713	67,561
Mueller Industries, Inc.	8,647	374,502
Mueller Water Products, Inc. "A" (a)	24,314	350,608
Navistar International Corp.*	7,698	342,561
Nikola Corp.* (a)	30,826	556,718
NN, Inc.*	7,174	52,729
Omega Flex, Inc.	450	66,019
Park-Ohio Holdings Corp.	1,208	38,825
Proto Labs, Inc.* (a)	4,289	393,730
RBC Bearings, Inc.* (a)	3,799	757,597
REV Group, Inc.	4,423	69,397
Rexnord Corp.	18,433	922,387
Shyft Group, Inc.	5,242	196,103
SPX Corp.* (a)	6,735	411,374
SPX FLOW, Inc.	6,471	422,168
Standex International Corp.	1,860	176,533
Tennant Co.	2,818	225,017
Terex Corp.	10,496	499,819
The ExOne Co.* (a)	2,771	59,964
The Manitowoc Co., Inc.*	5,321	130,364
Titan International, Inc.*	7,771	65,898
TriMas Corp.*	6,626	200,967
Trinity Industries, Inc. (a)	13,362	359,304
Wabash National Corp. (a)	7,648	122,368
Watts Water Technologies, Inc. "A"	4,229	617,053
Welbilt, Inc.*	20,092	465,130
		17,963,350
Marine 0.1%
Costamare, Inc. (a)	7,787	91,965
Eagle Bulk Shipping, Inc.* (a)	1,283	60,712
	Shares	Value ($)
Genco Shipping & Trading Ltd.	4,947	93,399
Matson, Inc.	6,605	422,720
Safe Bulkers, Inc.*	9,520	38,175
		706,971
Professional Services 1.5%
Acacia Research Corp.*	7,472	50,511
ASGN, Inc.*	7,980	773,501
Atlas Technical Consultants, Inc.*	2,067	20,009
Barrett Business Services, Inc.	1,183	85,898
CBIZ, Inc.* (a)	7,686	251,870
CRA International, Inc. (a)	1,072	91,763
Exponent, Inc.	7,973	711,271
Forrester Research, Inc.*	1,718	78,684
Franklin Covey Co.*	2,054	66,447
GP Strategies Corp.*	2,171	34,128
Heidrick & Struggles International, Inc.	3,060	136,323
HireQuest, Inc.	779	14,419
Huron Consulting Group, Inc.*	3,436	168,879
ICF International, Inc.	2,828	248,468
Insperity, Inc.	5,586	504,807
KBR, Inc. (a)	21,717	828,504
Kelly Services, Inc. "A"* (a)	5,377	128,887
Kforce, Inc.	3,096	194,831
Korn Ferry	8,199	594,837
ManTech International Corp. "A"	4,216	364,853
Mistras Group, Inc.*	2,950	28,999
Rekor Systems, Inc.*	4,802	48,788
Resources Connection, Inc. (a)	4,683	67,248
TriNet Group, Inc.*	6,221	450,898
TrueBlue, Inc.*	5,326	149,714
Upwork, Inc.*	17,920	1,044,557
Willdan Group, Inc.*	1,623	61,090
		7,200,184
Road & Rail 0.6%
ArcBest Corp.	3,882	225,894
Avis Budget Group, Inc.* (a)	7,859	612,138
Covenant Logistics Group, Inc.*	1,733	35,838
Daseke, Inc.* (a)	5,765	37,357
Heartland Express, Inc.	7,189	123,148
HyreCar, Inc.* (a)	2,692	56,317
Marten Transport Ltd.	9,271	152,879
P.A.M. Transportation Services, Inc.*	333	17,566
Saia, Inc.*	4,072	853,043
U.S. Xpress Enterprises, Inc. "A"*	4,479	38,519
Universal Logistics Holdings, Inc.	1,353	31,525
The accompanying notes are an integral part of the financial statements.
24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Werner Enterprises, Inc. (a)	9,604	427,570
Yellow Corp.*	7,738	50,374
		2,662,168
Trading Companies & Distributors 1.3%
Alta Equipment Group, Inc.*	2,939	39,059
Applied Industrial Technologies, Inc.	5,974	543,992
Beacon Roofing Supply, Inc.*	8,580	456,885
BlueLinx Holdings, Inc.* (a)	1,378	69,286
Boise Cascade Co.	6,058	353,484
CAI International, Inc.	2,448	137,088
Custom Truck One Source, Inc.*	2,494	23,743
DXP Enterprises, Inc.* (a)	2,817	93,806
EVI Industries, Inc.*	839	23,828
GATX Corp. (a)	5,446	481,808
Global Industrial Co.	2,010	73,787
GMS, Inc.*	6,473	311,610
H&E Equipment Services, Inc.	4,875	162,191
Herc Holdings, Inc.* (a)	3,829	429,116
Karat Packaging, Inc.*	711	14,483
Lawson Products, Inc.*	770	41,203
McGrath RentCorp.	3,727	304,011
MRC Global, Inc.* (a)	12,309	115,705
NOW, Inc.*	16,588	157,420
Rush Enterprises, Inc. "A"	6,502	281,147
Rush Enterprises, Inc. "B"	956	36,462
Textainer Group Holdings Ltd.*	7,374	249,020
Titan Machinery, Inc.* (a)	2,927	90,561
Transcat, Inc.*	1,066	60,240
Triton International Ltd.	10,276	537,846
Veritiv Corp.*	2,423	148,821
WESCO International, Inc.*	6,844	703,700
Willis Lease Finance Corp.*	491	21,044
		5,961,346
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	11,361	434,785
Information Technology 13.3%
Communications Equipment 0.7%
ADTRAN, Inc.	7,189	148,453
Aviat Networks, Inc.*	1,489	48,795
CalAmp Corp.*	5,260	66,907
Calix, Inc.*	8,462	401,945
Cambium Networks Corp.*	1,336	64,596
Casa Systems, Inc.*	4,292	38,070
Clearfield, Inc.*	1,783	66,773
Comtech Telecommunications Corp. (a)	3,836	92,678
Digi International, Inc.* (a)	5,256	105,698
	Shares	Value ($)
DZS, Inc.* (a)	2,494	51,751
EchoStar Corp. "A"*	6,408	155,650
EMCORE Corp.*	5,639	51,992
Extreme Networks, Inc.*	18,550	207,018
Harmonic, Inc.*	13,845	117,959
Infinera Corp.* (a)	27,403	279,511
Inseego Corp.* (a)	12,848	129,636
KVH Industries, Inc.*	2,389	29,385
NETGEAR, Inc.*	4,579	175,467
NetScout Systems, Inc.*	10,798	308,175
Plantronics, Inc.*	5,250	219,082
Ribbon Communications, Inc.* (a)	10,566	80,407
Viavi Solutions, Inc.* (a)	35,293	623,274
		3,463,222
Electronic Equipment, Instruments & Components 2.1%
908 Devices, Inc.*	1,166	45,182
Aeva Technologies, Inc.*	3,848	40,673
Akoustis Technologies, Inc.* (a)	6,877	73,653
Arlo Technologies, Inc.*	12,589	85,228
Badger Meter, Inc.	4,490	440,559
Belden, Inc.	6,806	344,179
Benchmark Electronics, Inc. (a)	5,510	156,815
CTS Corp. (a)	4,830	179,483
Daktronics, Inc.*	6,326	41,688
ePlus, Inc.*	2,036	176,501
Fabrinet*	5,688	545,309
FARO Technologies, Inc.* (a)	2,735	212,701
Identiv, Inc.*	3,177	54,009
II-VI, Inc.* (a)	16,074	1,166,812
Insight Enterprises, Inc.*	5,380	538,054
Iteris, Inc.* (a)	6,737	44,801
Itron, Inc.* (a)	6,948	694,661
Kimball Electronics, Inc.*	3,816	82,960
Knowles Corp.* (a)	13,533	267,141
Luna Innovations, Inc.*	4,492	48,648
Methode Electronics, Inc. (a)	5,908	290,733
MicroVision, Inc.*	24,331	407,544
Napco Security Technologies, Inc.* (a)	2,320	84,378
nLight, Inc.* (a)	6,535	237,090
Novanta, Inc.*	5,402	727,974
OSI Systems, Inc.*	2,617	265,992
Ouster, Inc.*	4,458	55,680
PAR Technology Corp.* (a)	3,644	254,861
PC Connection, Inc.	1,727	79,908
Plexus Corp.* (a)	4,348	397,451
Rogers Corp.* (a)	2,874	577,099
Sanmina Corp.* (a)	9,872	384,613
ScanSource, Inc.* (a)	3,703	104,165
TTM Technologies, Inc.*	16,784	240,011
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Velodyne Lidar, Inc.*	10,869	115,646
Vishay Intertechnology, Inc. (a)	20,494	462,140
Vishay Precision Group, Inc.*	1,914	65,153
		9,989,495
IT Services 1.5%
BigCommerce Holdings, Inc.*	7,221	468,787
BM Technologies, Inc.*	774	9,629
Brightcove, Inc.*	6,293	90,305
Cantaloupe, Inc.*	8,950	106,147
Cass Information Systems, Inc.	2,232	90,954
Conduent, Inc.*	25,797	193,478
CSG Systems International, Inc. (a)	4,987	235,287
DigitalOcean Holdings, Inc.* (a)	1,983	110,235
EVERTEC, Inc.	9,308	406,294
Evo Payments, Inc. "A"* (a)	7,327	203,251
ExlService Holdings, Inc.*	5,048	536,401
GreenBox POS*	2,667	31,817
GreenSky, Inc. "A"* (a)	11,702	64,946
Grid Dynamics Holdings, Inc.* (a)	4,549	68,371
I3 Verticals, Inc. "A"*	3,037	91,778
IBEX Holdings Ltd.*	973	18,993
International Money Express, Inc.* (a)	4,656	69,142
Limelight Networks, Inc.* (a)	18,485	58,228
LiveRamp Holdings, Inc.*	9,999	468,453
Marathon Digital Holdings, Inc.*	14,666	460,072
MAXIMUS, Inc.	9,427	829,293
MoneyGram International, Inc.*	11,980	120,758
Paya Holdings, Inc.*	12,650	139,403
Perficient, Inc.* (a)	4,999	402,020
Priority Technology Holdings, Inc.*	1,214	9,275
Rackspace Technology, Inc.* (a)	8,261	161,998
Repay Holdings Corp.* (a)	11,829	284,369
StarTek, Inc.*	2,999	21,383
Sykes Enterprises, Inc.*	5,899	316,776
The Hackett Group, Inc.	3,809	68,638
TTEC Holdings, Inc.	2,795	288,137
Tucows, Inc. "A"* (a)	1,493	119,918
Unisys Corp.*	9,937	251,505
Verra Mobility Corp.* (a)	20,602	316,653
		7,112,694
Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. (a)	5,911	666,229
	Shares	Value ($)
Alpha & Omega Semiconductor Ltd.*	3,357	102,019
Ambarella, Inc.* (a)	5,337	569,084
Amkor Technology, Inc.	15,582	368,826
Atomera, Inc.* (a)	2,972	63,720
Axcelis Technologies, Inc.* (a)	5,095	205,940
AXT, Inc.* (a)	6,078	66,736
CEVA, Inc.*	3,530	166,969
CMC Materials, Inc.	4,489	676,672
Cohu, Inc.*	7,358	270,701
Diodes, Inc.* (a)	6,700	534,459
DSP Group, Inc.*	3,324	49,195
FormFactor, Inc.*	11,942	435,405
Ichor Holdings Ltd.* (a)	4,349	233,976
Impinj, Inc.* (a)	2,869	148,012
Kopin Corp.* (a)	11,919	97,497
Kulicke & Soffa Industries, Inc.	9,408	575,770
Lattice Semiconductor Corp.*	20,847	1,171,185
MACOM Technology Solutions Holdings, Inc.*	7,484	479,575
MaxLinear, Inc.*	10,740	456,343
NeoPhotonics Corp.*	7,981	81,486
NVE Corp. (a)	734	54,353
Onto Innovation, Inc.* (a)	7,477	546,120
PDF Solutions, Inc.* (a)	4,558	82,864
Photronics, Inc.* (a)	9,368	123,751
Power Integrations, Inc. (a)	9,272	760,860
Rambus, Inc.* (a)	17,266	409,377
Semtech Corp.*	9,935	683,528
Silicon Laboratories, Inc.* (a)	6,824	1,045,778
SiTime Corp.*	1,977	250,268
SkyWater Technology, Inc.*	1,213	34,752
SMART Global Holdings, Inc.* (a)	2,282	108,806
SunPower Corp.* (a)	12,287	359,026
Synaptics, Inc.* (a)	5,425	844,022
Ultra Clean Holdings, Inc.*	6,682	358,957
Veeco Instruments, Inc.* (a)	7,455	179,218
		13,261,479
Software 5.9%
8x8, Inc.* (a)	16,368	454,376
A10 Networks, Inc.*	8,786	98,930
ACI Worldwide, Inc.* (a)	18,096	672,085
Agilysys, Inc.*	2,871	163,274
Alarm.com Holdings, Inc.*	7,262	615,091
Alkami Technology, Inc.*	1,069	38,131
Altair Engineering, Inc. "A"* (a)	6,982	481,549
American Software, Inc. "A"	4,694	103,080
Appfolio, Inc. "A"*	2,877	406,232
Appian Corp.* (a)	6,044	832,561
Asana, Inc. "A"* (a)	11,367	705,095
The accompanying notes are an integral part of the financial statements.
26 |	DWS Small Cap Index VIP

	Shares	Value ($)
Avaya Holdings Corp.* (a)	12,700	341,630
Benefitfocus, Inc.*	3,761	53,030
Blackbaud, Inc.* (a)	7,439	569,604
Blackline, Inc.*	8,270	920,203
Bottomline Technologies DE, Inc.*	6,807	252,404
Box, Inc. "A"* (a)	22,595	577,302
BTRS Holdings, Inc.*	7,285	91,937
Cerence, Inc.* (a)	5,814	620,412
ChannelAdvisor Corp.* (a)	4,451	109,094
Cleanspark, Inc.*	5,029	83,683
Cloudera, Inc.*	35,575	564,219
CommVault Systems, Inc.*	6,487	507,089
Cornerstone OnDemand, Inc.*	9,662	498,366
Digimarc Corp.* (a)	1,872	62,712
Digital Turbine, Inc.*	12,980	986,869
Domo, Inc. "B"*	4,271	345,225
E2open Parent Holdings, Inc.*	6,433	73,465
Ebix, Inc. (a)	4,039	136,922
eGain Corp.*	3,562	40,892
Envestnet, Inc.*	8,357	633,962
GTY Technology Holdings, Inc.* (a)	4,948	35,180
Ideanomics, Inc.*	62,735	178,167
Intelligent Systems Corp.* (a)	1,272	40,017
InterDigital, Inc.	4,757	347,404
J2 Global, Inc.* (a)	6,678	918,559
JFrog Ltd.* (a)	7,930	360,974
LivePerson, Inc.* (a)	9,841	622,345
MicroStrategy, Inc. "A"* (a)	1,206	801,387
Mimecast Ltd.*	9,133	484,506
Mitek Systems, Inc.* (a)	6,455	124,323
Model N, Inc.*	5,274	180,740
Momentive Global, Inc.* (a)	19,690	414,868
ON24, Inc.* (a)	1,411	50,062
OneSpan, Inc.* (a)	5,357	136,818
PagerDuty, Inc.*	12,404	528,162
Ping Identity Holding Corp.*	6,683	153,041
Progress Software Corp.	6,770	313,112
PROS Holdings, Inc.* (a)	6,148	280,164
Q2 Holdings, Inc.*	8,401	861,775
QAD, Inc. "A"	1,861	161,944
Qualys, Inc.*	5,238	527,414
Rapid7, Inc.*	8,441	798,772
Rimini Street, Inc.*	6,723	41,414
Riot Blockchain, Inc.*	12,952	487,902
Sailpoint Technologies Holdings, Inc.* (a)	13,903	710,026
Sapiens International Corp. NV	4,762	125,098
SecureWorks Corp. "A"*	1,587	29,407
ShotSpotter, Inc.*	1,228	59,890
	Shares	Value ($)
Smith Micro Software, Inc.*	7,445	38,863
Sprout Social, Inc. "A"*	6,787	606,894
SPS Commerce, Inc.*	5,540	553,169
Sumo Logic, Inc.*	12,538	258,910
Telos Corp.*	2,693	91,589
Tenable Holdings, Inc.*	13,939	576,378
Upland Software, Inc.*	4,507	185,553
Varonis Systems, Inc.* (a)	16,286	938,399
Verint Systems, Inc.*	9,897	446,058
Veritone, Inc.* (a)	4,312	84,990
Viant Technology, Inc. "A"* (a)	1,751	52,145
VirnetX Holding Corp.* (a)	9,845	42,038
Vonage Holdings Corp.* (a)	36,939	532,291
Workiva, Inc.* (a)	6,474	720,750
Xperi Holding Corp. (a)	16,134	358,820
Yext, Inc.*	16,772	239,672
Zix Corp.* (a)	8,527	60,115
Zuora, Inc. "A"*	15,911	274,465
		27,873,994
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*	18,660	745,840
Avid Technology, Inc.*	5,556	217,517
Corsair Gaming, Inc.* (a)	4,136	137,688
Diebold Nixdorf, Inc.* (a)	11,253	144,489
Eastman Kodak Co.* (a)	6,917	57,549
Quantum Corp.*	8,574	59,075
Super Micro Computer, Inc.*	6,653	234,053
Turtle Beach Corp.* (a)	2,183	69,681
		1,665,892
Materials 3.8%
Chemicals 1.9%
AdvanSix, Inc.*	4,114	122,844
American Vanguard Corp.	4,486	78,550
Amyris, Inc.* (a)	25,694	420,611
Avient Corp.	13,984	687,453
Balchem Corp.	4,954	650,262
Cabot Corp.	8,645	492,160
Chase Corp.	1,097	112,563
Danimer Scientific, Inc.*	10,565	264,653
Ferro Corp.*	12,509	269,819
FutureFuel Corp.	3,994	38,342
GCP Applied Technologies, Inc.* (a)	7,730	179,800
H.B. Fuller Co.	8,023	510,343
Hawkins, Inc.	3,026	99,101
Ingevity Corp.* (a)	6,183	503,049
Innospec, Inc.	3,772	341,781
Intrepid Potash, Inc.*	1,624	51,741
Koppers Holdings, Inc.* (a)	3,245	104,976
Kraton Corp.*	4,910	158,544
Kronos Worldwide, Inc.	3,404	48,745
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 27

	Shares	Value ($)
Livent Corp.* (a)	22,583	437,207
Marrone Bio Innovations, Inc.*	16,520	27,423
Minerals Technologies, Inc. (a)	5,168	406,567
Orion Engineered Carbons SA*	9,240	175,468
PQ Group Holdings, Inc.	7,905	121,421
PureCycle Technologies, Inc.*	5,067	119,835
Quaker Chemical Corp.	2,073	491,695
Rayonier Advanced Materials, Inc.* (a)	9,680	64,759
Sensient Technologies Corp. (a)	6,507	563,246
Stepan Co.	3,313	398,454
Tredegar Corp.	4,170	57,421
Trinseo SA	5,980	357,843
Tronox Holdings PLC "A"	17,515	392,336
Valhi, Inc.	416	10,121
Zymergen, Inc.* (a)	2,892	115,709
		8,874,842
Construction Materials 0.2%
Forterra, Inc.*	4,539	106,712
Summit Materials, Inc. "A"* (a)	18,017	627,892
U.S. Concrete, Inc.*	2,541	187,526
United States Lime & Minerals, Inc.	300	41,727
		963,857
Containers & Packaging 0.2%
Greif, Inc. "A"	3,950	239,172
Greif, Inc. "B" (a)	852	50,268
Myers Industries, Inc.	5,753	120,813
O-I Glass, Inc*	24,279	396,476
Pactiv Evergreen, Inc. (a)	6,850	103,230
Ranpak Holdings Corp.* (a)	5,364	134,261
UFP Technologies, Inc.*	1,043	59,889
		1,104,109
Metals & Mining 1.3%
Allegheny Technologies, Inc.* (a)	19,518	406,950
Arconic Corp.*	16,959	604,080
Carpenter Technology Corp. (a)	7,292	293,284
Century Aluminum Co.* (a)	8,078	104,125
Coeur Mining, Inc.*	37,224	330,549
Commercial Metals Co.	18,355	563,866
Compass Minerals International, Inc.	5,260	311,708
Constellium SE*	18,864	357,473
Ferroglobe Representation & Warranty Insurance Trust (b)	12,466	0
Gatos Silver, Inc.* (a)	5,316	92,977
Haynes International, Inc.	2,052	72,600
	Shares	Value ($)
Hecla Mining Co.	81,647	607,454
Kaiser Aluminum Corp.	2,428	299,834
Materion Corp.	3,126	235,544
MP Materials Corp.* (a)	11,204	412,980
Novagold Resources, Inc.*	36,426	291,772
Olympic Steel, Inc.	1,578	46,377
Perpetua Resources Corp.*	4,104	29,959
PolyMet Mining Corp.*	4,457	16,090
Ryerson Holding Corp.*	2,757	40,252
Schnitzer Steel Industries, Inc. "A" (a)	3,942	193,355
SunCoke Energy, Inc. (a)	13,293	94,912
TimkenSteel Corp.*	7,129	100,875
Warrior Met Coal, Inc.	7,644	131,477
Worthington Industries, Inc.	5,273	322,602
		5,961,095
Paper & Forest Products 0.2%
Clearwater Paper Corp.*	2,553	73,960
Domtar Corp.*	7,683	422,258
Glatfelter Corp.	6,412	89,576
Neenah, Inc.	2,508	125,826
Schweitzer-Mauduit International, Inc. (a)	4,893	197,579
Verso Corp. "A"	4,788	84,748
		993,947
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITs) 6.0%
Acadia Realty Trust	13,038	286,314
Agree Realty Corp.	10,358	730,135
Alexander & Baldwin, Inc.	11,090	203,169
Alexander's, Inc.	337	90,299
American Assets Trust, Inc.	7,701	287,170
American Finance Trust, Inc.	16,325	138,436
Apartment Investment and Management Co. "A"	22,957	154,041
Apple Hospitality REIT, Inc.	32,285	492,669
Armada Hoffler Properties, Inc.	9,083	120,713
Ashford Hospitality Trust, Inc. *	16,865	76,904
Braemar Hotels & Resorts, Inc. *	6,849	42,532
Brandywine Realty Trust	26,222	359,504
Broadstone Net Lease, Inc.	21,896	512,585
BRT Apartments Corp.	1,764	30,588
CareTrust REIT, Inc.	14,859	345,175
CatchMark Timber Trust, Inc. "A"	7,559	88,440
Centerspace	2,081	164,191
Chatham Lodging Trust *	7,225	92,986
City Office REIT, Inc.	6,317	78,520
Clipper Realty, Inc.	1,258	9,246
The accompanying notes are an integral part of the financial statements.
28 |	DWS Small Cap Index VIP

	Shares	Value ($)
Columbia Property Trust, Inc.	17,675	307,368
Community Healthcare Trust, Inc.	3,559	168,910
CorePoint Lodging, Inc. *	6,156	65,869
Corporate Office Properties Trust	17,443	488,230
CTO Realty Growth, Inc. (a)	833	44,582
DiamondRock Hospitality Co. *	32,092	311,292
DigitalBridge Group, Inc. * (a)	73,499	580,642
Diversified Healthcare Trust (a)	35,482	148,315
Easterly Government Properties, Inc.	13,126	276,696
EastGroup Properties, Inc.	6,116	1,005,776
Empire State Realty Trust, Inc. "A"	22,018	264,216
Equity Commonwealth	18,033	472,465
Essential Properties Realty Trust, Inc.	18,000	486,720
Farmland Partners, Inc. (a)	4,375	52,719
Four Corners Property Trust, Inc.	11,683	322,568
Franklin Street Properties Corp.	15,870	83,476
Getty Realty Corp.	6,202	193,192
Gladstone Commercial Corp. (a)	5,737	129,427
Gladstone Land Corp. (a)	3,891	93,617
Global Medical REIT, Inc.	8,806	129,977
Global Net Lease, Inc.	14,655	271,117
Healthcare Realty Trust, Inc. (a)	21,858	660,112
Hersha Hospitality Trust *	4,795	51,594
Independence Realty Trust, Inc. (a)	15,577	283,969
Indus Realty Trust, Inc.	692	45,430
Industrial Logistics Properties Trust	10,066	263,125
Innovative Industrial Properties, Inc. (a)	3,640	695,313
iStar, Inc. (a)	10,792	223,718
Kite Realty Group Trust	12,848	282,784
Lexington Realty Trust (a)	42,267	505,091
LTC Properties, Inc.	5,899	226,463
Mack-Cali Realty Corp.	13,409	229,964
Monmouth Real Estate Investment Corp.	14,705	275,278
National Health Investors, Inc. (a)	6,736	451,649
National Storage Affiliates Trust	10,820	547,059
NETSTREIT Corp.	6,114	140,989
New Senior Investment Group, Inc. (a)	12,772	112,138
NexPoint Residential Trust, Inc.	3,390	186,382
	Shares	Value ($)
Office Properties Income Trust (a)	7,380	216,308
One Liberty Properties, Inc. (a)	2,425	68,846
Outfront Media, Inc. *	22,372	537,599
Paramount Group, Inc.	28,773	289,744
Pebblebrook Hotel Trust	19,979	470,505
Physicians Realty Trust	32,923	608,088
Piedmont Office Realty Trust, Inc. "A" (a)	19,160	353,885
Plymouth Industrial REIT, Inc.	4,539	90,871
Postal Realty Trust, Inc. "A"	1,871	34,127
PotlatchDeltic Corp.	10,144	539,154
Preferred Apartment Communities, Inc. "A"	7,275	70,931
PS Business Parks, Inc.	3,089	457,419
QTS Realty Trust, Inc. "A" (a)	10,572	817,216
Retail Opportunity Investments Corp.	17,889	315,920
Retail Properties of America, Inc. "A"	32,987	377,701
Retail Value, Inc.	2,634	57,290
RLJ Lodging Trust	25,160	383,187
RPT Realty	12,139	157,564
Ryman Hospitality Properties, Inc. * (a)	8,266	652,683
Sabra Health Care REIT, Inc.	32,933	599,381
Safehold, Inc. (a)	2,705	212,342
Saul Centers, Inc.	1,829	83,128
Seritage Growth Properties "A" * (a)	5,449	100,262
Service Properties Trust	25,259	318,263
SITE Centers Corp.	26,641	401,213
STAG Industrial, Inc.	24,765	926,954
Summit Hotel Properties, Inc. * (a)	16,410	153,105
Sunstone Hotel Investors, Inc. * (a)	33,043	410,394
Tanger Factory Outlet Centers, Inc. (a)	15,263	287,708
Terreno Realty Corp.	10,543	680,234
The GEO Group, Inc. (a)	17,514	124,700
The Macerich Co. (a)	30,391	554,636
UMH Properties, Inc.	6,125	133,648
Uniti Group, Inc.	29,901	316,652
Universal Health Realty Income Trust	1,912	117,684
Urban Edge Properties (a)	17,811	340,190
Urstadt Biddle Properties, Inc. "A"	4,590	88,954
Washington Real Estate Investment Trust	13,085	300,955
Whitestone REIT	5,595	46,159
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 29

	Shares	Value ($)
Xenia Hotels & Resorts, Inc. * (a)	17,516	328,075
		28,405,524
Real Estate Management & Development 0.7%
Cushman & Wakefield PLC* (a)	18,290	319,526
eXp World Holdings, Inc.*	9,533	369,595
Fathom Holdings, Inc.*	795	26,068
Forestar Group, Inc.*	2,712	56,708
FRP Holdings, Inc.* (a)	975	54,288
Kennedy-Wilson Holdings, Inc. (a)	18,520	367,992
Marcus & Millichap, Inc.*	3,532	137,289
Newmark Group, Inc. "A" (a)	22,566	271,018
Rafael Holdings, Inc. "B"* (a)	1,586	80,965
RE/MAX Holdings, Inc. "A"	2,916	97,190
Realogy Holdings Corp.*	17,701	322,512
Redfin Corp.* (a)	15,630	991,098
Tejon Ranch Co.* (a)	3,265	49,661
The RMR Group, Inc. "A"	2,384	92,118
The St. Joe Co. (a)	5,180	231,080
		3,467,108
Utilities 2.3%
Electric Utilities 0.5%
ALLETE, Inc.	8,076	565,159
MGE Energy, Inc. (a)	5,596	416,566
Otter Tail Corp.	6,324	308,675
PNM Resources, Inc.	13,155	641,569
Portland General Electric Co.	13,852	638,300
Spark Energy, Inc. "A"	2,030	23,000
		2,593,269
Gas Utilities 0.8%
Brookfield Infrastructure Corp. "A" (a)	5,624	424,049
Chesapeake Utilities Corp. (a)	2,648	318,634
New Jersey Resources Corp. (a)	14,849	587,575
Northwest Natural Holding Co.	4,703	247,001
ONE Gas, Inc. (a)	8,118	601,706
South Jersey Industries, Inc. (a)	15,819	410,187
Southwest Gas Holdings, Inc.	8,930	591,077
Spire, Inc. (a)	7,806	564,140
		3,744,369
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Inc. "A"	5,457	137,626
Clearway Energy, Inc. "C" (a)	12,540	332,059
	Shares	Value ($)
Ormat Technologies, Inc. (a)	7,023	488,309
Sunnova Energy International, Inc.*	13,225	498,053
		1,456,047
Multi-Utilities 0.4%
Avista Corp.	10,665	455,076
Black Hills Corp. (a)	9,713	637,464
NorthWestern Corp.	7,826	471,282
Unitil Corp. (a)	2,231	118,176
		1,681,998
Water Utilities 0.3%
American States Water Co. (a)	5,670	451,105
Artesian Resources Corp. "A"	1,330	48,904
Cadiz, Inc.*	2,735	37,196
California Water Service Group	7,778	431,990
Global Water Resources, Inc.	2,087	35,646
Middlesex Water Co. (a)	2,624	214,459
Pure Cycle Corp.*	2,619	36,195
SJW Group	4,250	269,025
York Water Co.	2,056	93,137
		1,617,657
Total Common Stocks (Cost $327,289,792)		465,376,488
Rights 0.0%
Health Care
GTX, Inc.* (a) (b)	123	252
Omthera Pharmaceutical, Inc.* (b)	1,167	700
Tobira Therapeutics, Inc.* (b)	1,687	102
Total Rights (Cost $355)		1,054
Warrants 0.0%
Energy
Nabors Industries Ltd., Expiration Date 6/11/2026* (Cost $0)	450	4,500
	Principal Amount ($)	Value ($)
Corporate Bond 0.0%
Financials
GAMCO Investors, Inc., Step-Up Coupon, 4.0% to 06/15/2022, 5.0% to 06/15/2023 (Cost $1,914)	1,914	1,914
The accompanying notes are an integral part of the financial statements.
30 |	DWS Small Cap Index VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.098% (c), 7/15/2021 (Cost $1,519,964)	1,520,000	1,519,973
	Shares	Value ($)
Securities Lending Collateral 28.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $136,720,623)	136,720,623	136,720,623
	Shares	Value ($)
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.02% (d) (Cost $8,071,420)	8,071,420	8,071,420
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $473,604,068)	128.7	611,695,972
Other Assets and Liabilities, Net (a)	(28.7)	(136,351,321)
Net Assets	100.0	475,344,651
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 28.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
21,733,499	114,987,124 (f)	—	—	—	109,699	—	136,720,623	136,720,623
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.02% (d)
1,628,225	78,656,054	72,212,859	—	—	980	—	8,071,420	8,071,420
23,361,724	193,643,178	72,212,859	—	—	110,679	—	144,792,043	144,792,043
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $125,694,840, which is 26.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,120,252.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At June 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	9/17/2021	87	10,077,812	10,038,930	(38,882)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 31

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 465,376,488	$ —	$ —	$ 465,376,488
Rights	—	—	1,054	1,054
Warrants	4,500	—	—	4,500
Corporate Bond	—	1,914	—	1,914
Government & Agency Obligations	—	1,519,973	—	1,519,973
Short-Term Investments (a)	144,792,043	—	—	144,792,043
Total	$ 610,173,031	$1,521,887	$1,054	$ 611,695,972
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (38,882)	$ —	$ —	$ (38,882)
Total	$ (38,882)	$ —	$ —	$ (38,882)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
32 |	DWS Small Cap Index VIP

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $328,812,025) — including $125,694,840 of securities loaned	$ 466,903,929
Investment in DWS Government & Agency Securities Portfolio (cost $136,720,623)*	136,720,623
Investment in DWS Central Cash Management Government Fund (cost $8,071,420)	8,071,420
Receivable for investments sold	9,595,249
Receivable for Fund shares sold	251,582
Dividends receivable	331,388
Interest receivable	20,355
Receivable for variation margin on futures contracts	12,877
Other assets	3,338
Total assets	621,910,761
Liabilities
Cash overdraft	9,292,251
Payable upon return of securities loaned	136,720,623
Payable for investments purchased	284,118
Payable for Fund shares redeemed	51,667
Accrued management fee	97,370
Accrued Trustees' fees	995
Other accrued expenses and payables	119,086
Total liabilities	146,566,110
Net assets, at value	$ 475,344,651
Net Assets Consist of
Distributable earnings (loss)	185,557,279
Paid-in capital	289,787,372
Net assets, at value	$ 475,344,651
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($431,505,468 ÷ 22,581,922 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 19.11
Class B
Net Asset Value, offering and redemption price per share ($43,839,183 ÷ 2,292,069 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 19.13
*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $3,120,252.
Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $3,942)	$ 882,927
Interest	516
Income distributions — DWS Central Cash Management Government Fund	980
Securities lending income, net of borrower rebates	109,699
Total income	994,122
Expenses:
Management fee	802,750
Administration fee	222,476
Services to shareholders	1,596
Record keeping fee (Class B)	8,388
Distribution service fee (Class B)	52,020
Custodian fee	12,668
Professional fees	33,481
Reports to shareholders	27,848
Trustees' fees and expenses	9,377
Other	12,090
Total expenses before expense reductions	1,182,694
Expense reductions	(228,904)
Total expenses after expense reductions	953,790
Net investment income	40,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	54,882,700
Futures	279,216
55,161,916
Change in net unrealized appreciation (depreciation) on:
Investments	15,625,476
Futures	(104,487)
15,520,989
Net gain (loss)	70,682,905
Net increase (decrease) in net assets resulting from operations	$70,723,237

The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 33

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 40,332	$ 3,304,892
Net realized gain (loss)	55,161,916	24,331,163
Change in net unrealized appreciation (depreciation)	15,520,989	44,444,817
Net increase (decrease) in net assets resulting from operations	70,723,237	72,080,872
Distributions to shareholders:
Class A	(27,860,902)	(36,874,155)
Class B	(2,609,130)	(3,407,812)
Total distributions	(30,470,032)	(40,281,967)
Fund share transactions:
Class A
Proceeds from shares sold	58,920,647	97,628,393
Reinvestment of distributions	27,860,902	36,874,155
Payments for shares redeemed	(78,660,898)	(129,334,937)
Net increase (decrease) in net assets from Class A share transactions	8,120,651	5,167,611
Class B
Proceeds from shares sold	4,902,233	4,372,633
Reinvestment of distributions	2,609,130	3,407,812
Payments for shares redeemed	(4,961,428)	(6,383,154)
Net increase (decrease) in net assets from Class B share transactions	2,549,935	1,397,291
Increase (decrease) in net assets	50,923,791	38,363,807
Net assets at beginning of period	424,420,860	386,057,053
Net assets at end of period	$475,344,651	$ 424,420,860
Other Information
Class A
Shares outstanding at beginning of period	22,246,452	20,802,116
Shares sold	3,038,247	7,293,317
Shares issued to shareholders in reinvestment of distributions	1,466,363	3,475,415
Shares redeemed	(4,169,140)	(9,324,396)
Net increase (decrease) in Class A shares	335,470	1,444,336
Shares outstanding at end of period	22,581,922	22,246,452
Class B
Shares outstanding at beginning of period	2,154,282	1,943,200
Shares sold	258,143	340,656
Shares issued to shareholders in reinvestment of distributions	137,106	320,584
Shares redeemed	(257,462)	(450,158)
Net increase (decrease) in Class B shares	137,787	211,082
Shares outstanding at end of period	2,292,069	2,154,282
The accompanying notes are an integral part of the financial statements.
34 |	DWS Small Cap Index VIP

Financial Highlights
DWS Small Cap Index VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$17.39	$16.97	$14.97	$18.29	$16.78	$15.18
Income (loss) from investment operations:
Net investment income[a]	.00 *	.14	.17	.19	.17	.18
Net realized and unrealized gain (loss)	3.02	2.03	3.49	(2.06)	2.16	2.76
Total from investment operations	3.02	2.17	3.66	(1.87)	2.33	2.94
Less distributions from:
Net investment income	(.16)	(.17)	(.18)	(.18)	(.17)	(.17)
Net realized gains	(1.14)	(1.58)	(1.48)	(1.27)	(.65)	(1.17)
Total distributions	(1.30)	(1.75)	(1.66)	(1.45)	(.82)	(1.34)
Net asset value, end of period	$19.11	$17.39	$16.97	$14.97	$18.29	$16.78
Total Return (%)[b]	17.45 **	19.43	25.22	(11.23)	14.33	21.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	432	387	353	308	360	343
Ratio of expenses before expense reductions (%)[c]	.49 ***	.50	.53	.51	.51	.53
Ratio of expenses after expense reductions (%)[c]	.39 ***	.39	.39	.41	.44	.45
Ratio of net investment income (%)	.04 ***	.99	1.04	1.03	1.00	1.25
Portfolio turnover rate (%)	20 **	23	22	17	15	18
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Amount is less than $.005.
**	Not annualized
***	Annualized

The accompanying notes are an integral part of the financial statements.
DWS Small Cap Index VIP	| 35

DWS Small Cap Index VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$17.39	$16.97	$14.97	$18.28	$16.77	$15.17
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	.10	.12	.14	.13	.15
Net realized and unrealized gain (loss)	3.01	2.04	3.49	(2.05)	2.15	2.75
Total from investment operations	2.99	2.14	3.61	(1.91)	2.28	2.90
Less distributions from:
Net investment income	(.11)	(.14)	(.13)	(.13)	(.12)	(.13)
Net realized gains	(1.14)	(1.58)	(1.48)	(1.27)	(.65)	(1.17)
Total distributions	(1.25)	(1.72)	(1.61)	(1.40)	(.77)	(1.30)
Net asset value, end of period	$19.13	$17.39	$16.97	$14.97	$18.28	$16.77
Total Return (%)[b]	17.25 *	19.09	24.87	(11.42)	14.03	20.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	37	33	28	35	30
Ratio of expenses before expense reductions (%)[c]	.78 **	.79	.81	.80	.78	.78
Ratio of expenses after expense reductions (%)[c]	.67 **	.66	.65	.67	.70	.71
Ratio of net investment income (loss) (%)	(.24) **	.71	.76	.77	.76	.99
Portfolio turnover rate (%)	20 *	23	22	17	15	18
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
36 |	DWS Small Cap Index VIP

Notes to Financial Statements	(Unaudited)
A. Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or
DWS Small Cap Index VIP	| 37

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 136,720,579	$ —	$ —	$ 3,120,252	$ 139,840,831
Rights	44	—	—	—	44
Total Borrowings	$ 136,720,623	$ —	$ —	$ 3,120,252	$ 139,840,875
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$ 139,840,875
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $481,353,473. The net unrealized appreciation for all investments based on tax cost was $130,342,498. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $158,353,129 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $28,010,631.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
38 |	DWS Small Cap Index VIP

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts.  The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2021, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2021, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $0 to $3,889,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to $10,039,000.
DWS Small Cap Index VIP	| 39

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (38,882)
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 279,216
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (104,487)
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on futures
C.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $89,630,227 and $114,432,167, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.
For the period from January 1, 2021 through April 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.39%
Class B	.67%
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 206,120
Class B	22,784
$ 228,904
40 |	DWS Small Cap Index VIP

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $222,476, of which $37,695 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2021, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2021
Class B	$ 52,020	$ 8,965
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 675	$ 205
Class B	138	45
	$ 813	$ 250
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,078, of which $570 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
DWS Small Cap Index VIP	| 41

F.	Ownership of the Fund
At June 30, 2021, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 37%, 16% and 11%, respectively. At June 30, 2021, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 39%, 18% and 16%, respectively.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
42 |	DWS Small Cap Index VIP

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,174.50	$ 1,172.50
Expenses Paid per $1,000*	$ 2.10	$ 3.61
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,022.86	$ 1,021.47
Expenses Paid per $1,000*	$ 1.96	$ 3.36
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.67%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
DWS Small Cap Index VIP	| 43

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
44 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's
Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI's personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed- upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of
DWS Small Cap Index VIP	| 45

identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-
46 |	DWS Small Cap Index VIP

dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
DWS Small Cap Index VIP	| 47

vit-scif-3 (R-028372-10 8/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/13/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/13/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/13/2021